UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R. T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor
Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2010

Fund of Funds Portfolios
Balanced Strategy
Equity Growth Strategy
Growth and Income Strategy
Growth Strategy
Income Strategies
Satellite Strategies

Goldman Sachs Fund of Funds Portfolios

■	GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

■	GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

■	GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

■	GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

■	GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

■	GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Investment Process	3
Market Review	4
Portfolio Management Discussions and Performance Summaries	6
Schedules of Investments	30
Financial Statements	38
Notes to Financial Statements	45
Financial Highlights	60
Other Information	72

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Portfolios. For additional information concerning the risks applicable to the Portfolios, please see the Portfolios’ Prospectus.

The Balanced Strategy Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio’s investment in any of the underlying funds may exceed 25% of its assets. The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Short Duration Government Fund, Goldman Sachs Global Income, Goldman Sachs High Yield, Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value, and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests and the size of the investments in the underlying funds may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Equity Growth Strategy Portfolio invests substantially all of its assets in affiliated domestic and international equity funds (“underlying funds”). The Portfolio’s investment in any of the underlying funds may exceed 25% of its assets. The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests and the size of the investments in the underlying funds may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Growth and Income Strategy Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio’s investment in any of the underlying funds may exceed 25% of its assets. The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value, Goldman Sachs Structured International Equity, Goldman Sachs Core Fixed Income and Goldman Sachs Global Income Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests and the size of the investments in the underlying funds may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

The Growth Strategy Portfolio invests primarily in a blend of affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio’s investment in any of the underlying funds may exceed 25% of its assets. The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value and Goldman Sachs Structured International Equity Funds. The Portfolio is subject to the risk factors of each underlying fund, which include the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests and the size of the investments in the underlying funds may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Income Strategies Portfolio invests in affiliated domestic and international fixed income and equity funds (“underlying funds”). The Portfolio’s investment in any of the underlying funds may exceed 25% of its assets. The Portfolio expects to invest a relatively significant percentage of its assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs U.S. Mortgages, Goldman Sachs High Yield and Goldman Sachs Emerging Markets Debt Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and the political, economic and currency risks of non-U.S. investments. From time to time, the underlying funds in which the Portfolio invests and the size of the investments in the underlying funds may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Satellite Strategies Portfolio invests primarily in affiliated fixed income and equity funds (“underlying funds”) which are considered to invest in satellite asset classes. Satellite asset classes have low correlations to traditional market exposures such as large cap equities and investment grade fixed income. The Portfolio’s investment in any of the underlying funds may exceed 25% of its assets. The Portfolio expects to invest relatively significant percentages in the Goldman Sachs Emerging Markets Equity, Goldman Sachs International Small Cap, Goldman Sachs Real Estate Securities, Goldman Sachs International Real Estate Securities, Goldman Sachs High Yield, Goldman Sachs Emerging Markets Debt and Goldman Sachs Commodity Strategy Funds. The Portfolio is subject to the risk factors of each underlying fund, which include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets (including REITs); political, economic and currency risks of non-U.S. investments; and the volatility of investments in commodities. From time to time, the underlying funds in which the Portfolio invests and the size of the investments in the underlying funds may change. Because the Portfolio is subject to the underlying fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

What Differentiates Goldman Sachs’
Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

 ■ Goldman Sachs’ Quantitative Investment Strategies Team determines the strategic and quarterly tactical asset allocations. The team is comprised of over 110 professionals with significant academic and practitioner experience.

 ■ Goldman Sachs’ Portfolio Management Teams offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

Goldman Sachs Asset Allocation Investment Process

Quantitative Investment Strategies Team
Each Fund of Funds portfolio represents a diversified global portfolio on the efficient frontier. The portfolios differ in their long-term objective, and therefore, their asset allocation mix. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

Quantitative Investment Strategies Team
For each portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each strategy, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets.

Using proprietary portfolio construction models to maintain each Portfolio’s original risk/return profile over time, the team makes eight active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class selection	Are stocks, bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Equity country selection	Which international countries are more attractive?
■ High yield selection	Are high yield or core fixed income securities more attractive?
■ Emerging/developed equity selection	Are emerging or developed equities more attractive?

Mutual Fund Portfolio Management Teams
Each portfolio is comprised of underlying Goldman Sachs Mutual Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection within each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

MARKET REVIEW

Fund of Funds Portfolios

Dear Shareholder:
This report provides an overview of regional and sector preferences of the Goldman Sachs Fund of Funds Portfolios (each, a “Portfolio,” and collectively, the “Portfolios”) during the six months ended June 30, 2010 (the “Reporting Period”).

Investment Process

The Portfolios invest their assets in a strategic mix of underlying funds. We allow strategic targets to shift with their respective market returns but we continue to adjust tactical tilts on a quarterly basis to reflect our latest views. We adjust the overall asset allocation of the Portfolios based on current market conditions and our economic and market forecasts.

Market Review

Investor sentiment shifted from optimism about a global recovery to economic uncertainty during the Reporting Period.

U.S. consumer spending increased steadily during the first quarter, and European confidence in the economic outlook improved. As a sign of a more sustained U.S. recovery, the Federal Reserve (the “Fed”) began to scale back the support programs it had established to enhance liquidity in the credit markets and also raised the discount rate, which is the rate it charges to banks for short-term loans. In this environment, equities and the non-Treasury fixed income sectors generally posted solid gains.

In late April, investor sentiment turned sharply, as concerns over Europe’s sovereign debt issues intensified. The U.S. economy continued its recovery, but growth momentum appeared to be stalling as the boost from fiscal stimulus and inventory restocking began to fade. The Fed suggested that “financial conditions have become less supportive of economic growth,” while first quarter Gross Domestic Product (GDP) growth was revised down slightly to 2.7% from 3.0%. Consumer confidence fell sharply and private sector payroll growth was weaker than expected. Fears that Chinese demand, and therefore global demand, might be slowing also soured market sentiment. Investors increasingly focused on the potential impact of a growing government appetite for regulation and mounting evidence that the global economic recovery might be losing steam.

As investors lost their appetite for risk, U.S. and international equity markets dropped sharply, breaking a four-quarter winning streak. First-quarter gains were erased by the end June 2010, sending most major equity indices into negative territory for the Reporting Period. In the fixed income markets, interest rates declined amid a broad flight to quality, an increase in global risk premiums, and higher demand for U.S. Treasuries as a safe haven.

The performance of satellite asset classes during the Reporting Period was mixed. Satellite asset classes are those that have been generally underutilized by the typical investor and that historically have had low correlations to traditional market exposures such as large-cap equities and investment grade fixed income.

In implementing both our core and satellite strategies, we generally preferred equities over fixed income during the Reporting Period.

MARKET REVIEW

EQUITIES

■	Regional — We favored U.S. equities over international equities throughout the Reporting Period, largely because of favorable long-term valuations. We also generally preferred emerging market equities over developed market equities.

We implemented our country level views within the Goldman Sachs Structured International Equity Fund and the Goldman Sachs Structured Emerging Markets Equity Fund, which served as underlying funds during the Reporting Period. At the end of the Reporting Period, we favored the Netherlands and Belgium because they appeared to have attractive valuations and supportive macroeconomic conditions. We were bearish on Australia and Sweden as a result of what we believed to be relatively expensive valuations.

Within emerging market equities at the end of the Reporting Period, we favored Taiwan and Mexico as a result of what we believed to be attractive valuations and relatively strong investment flows into these markets. We held negative views of Brazil because of what we believed to be weak momentum, low risk premiums and expensive valuations. Our bearish view of Malaysia was due to low risk premiums, less supportive macroeconomic conditions and unfavorable long-term value.

■	Style and Size — Among U.S. equities, we maintained an overweighted position through the underlying funds in value stocks because they appeared relatively inexpensive compared to growth stocks.

Through the underlying funds, the Portfolios maintained an overweighted exposure to small-cap stocks relative to large-cap stocks. Our preference was driven by strong short-term momentum and what we perceived to be supportive macroeconomic conditions for small-cap equities.

FIXED INCOME

We preferred international fixed income over U.S. fixed income during the Reporting Period largely because international bonds seemed relatively inexpensive compared to domestic bonds. Because of a supportive interest rate environment and recent strong momentum, we favored high yield bonds over investment grade bonds.

PORTFOLIO RESULTS

Fund of Funds Portfolios – Asset Allocation

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Asset Allocation Portfolios’ performance and positioning for the six months ended June 30, 2010.

Q	How did the Goldman Sachs Asset Allocation Portfolios (the “Portfolios”) perform during the Reporting Period?

A	Goldman Sachs Balanced Strategy Portfolio — During the Reporting Period, the Balanced Strategy Portfolio’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −2.48%, −2.86%, −2.86%, −2.28%, −2.42%, −2.35% and −2.54%, respectively. This compares to the −0.75% cumulative total return of the Portfolio’s blended benchmark, which is comprised 60% of the Barclays Capital U.S. Aggregate Bond Index, 20% of the S&P® 500 Index and 20% of the Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), during the same period.

Goldman Sachs Equity Growth Strategy Portfolio — During the Reporting Period, the Equity Growth Strategy Portfolio’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −9.47%, −9.82%, −9.86%, −9.28%, −9.57%, −9.35% and −9.59%, respectively. This compares to the −9.78% cumulative total return of the Portfolio’s blended benchmark, which is comprised 50% of the S&P® 500 Index and 50% of the MSCI EAFE Index, during the same period.

Goldman Sachs Growth and Income Strategy Portfolio — During the Reporting Period, the Growth and Income Strategy Portfolio’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −5.03%, −5.31%, −5.32%, −4.82%, −4.99%, −4.90% and −5.12%, respectively. This compares to the −3.77% cumulative total return of the Portfolio’s blended benchmark, which is comprised 40% of the Barclays Capital U.S. Aggregate Bond Index, 30% of the S&P® 500 Index and 30% of the MSCI EAFE Index, during the same period.

Goldman Sachs Growth Strategy Portfolio — During the Reporting Period, the Growth Strategy Portfolio’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −7.70%, −8.07%, −8.14%, −7.58%, −7.82%, −7.66% and −7.83%, respectively. This compares to the −6.78% cumulative total return of the Portfolio’s blended benchmark, which is comprised 40% of the S&P® 500 Index, 40% of the MSCI EAFE Index and 20% of the Barclays Capital U.S. Aggregate Bond Index, during the same period.

The components of the Portfolios’ blended benchmarks, the S&P® 500 Index (with dividends reinvested), the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, generated cumulative total returns of −6.65%, 5.33% and −12.93%, respectively, during the same period.

Q	What key factors affected the Portfolios’ performance during the Reporting Period?

A	Our strategic, long-term asset allocation policy detracted from the Portfolios’ results. Underlying fund performance also hampered the progress of three of the Portfolios — Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio and Goldman Sachs Equity Growth Strategy Portfolio. Underlying fund performance contributed positively to the Goldman Sachs Balanced Strategy Portfolio. Our quarterly tactical decisions added slightly to the performance of all four Portfolios.

Q	How did Global Tactical Asset Allocation decisions help the Asset Allocation Portfolios’ performance during the Reporting Period?

A	As indicated, the implementation of our quarterly tactical views added modestly to the performance of the Asset Allocation Portfolios. A number of our tactical views were advantageous, including the Portfolios’ overweighted allocations to U.S. equities versus international equities, small-cap stocks versus large-cap stocks, and emerging markets equities versus developed market equities. The Portfolios’ overweighted allocation to international fixed income relative to U.S. fixed income detracted modestly. Our other asset class tactical views did not have a significant impact on performance.

Q	How did the Portfolios’ underlying funds perform relative to their respective benchmark indices during the Reporting Period?

A	Of the Portfolios’ underlying equity funds, the Goldman Sachs Small Cap Equity Fund and the Goldman Sachs

PORTFOLIO RESULTS

Structured International Small Cap Fund outpaced their respective benchmark indices most during the Reporting Period. The Goldman Sachs Structured Emerging Markets Equity Fund and the Goldman Sachs International Real Estate Securities Fund underperformed their respective benchmarks most during the Reporting Period.

On the fixed income side, the Goldman Sachs Emerging Markets Debt Fund and the Goldman Sachs Global Income Fund outperformed their respective benchmark indices the most during the Reporting Period. The Goldman Sachs High Yield Fund and the Goldman Sachs Local Emerging Markets Debt Fund underperformed most relative to their respective indices during the Reporting Period.

Q	What changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolios?

A	During the Reporting Period, we maintained the Portfolios’ modest overweight to stocks relative to fixed income primarily because of attractive long-term valuations. We remained bullish on U.S. equities versus non-U.S. equities given favorable long-term value in U.S. stocks. We moderated our bullish view on emerging market equities relative to developed equities as emerging equity markets became slightly more expensive than developed equity markets. We became more bullish on international fixed income versus U.S. fixed income primarily because of increasingly attractive valuations. Meanwhile, we modestly increased the Portfolios’ overweight in high yield relative to investment grade fixed income given a supportive interest rate environment and strong momentum.

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	The Quantitative Investment Strategies Team makes eight active decisions within the Asset Allocation Portfolios based on its current outlook on global equity, fixed income and currency markets. On a quarterly basis, we shift assets away from the strategic allocation (tilting our positions in certain asset classes and countries from their longer-term, strategic weights) in an effort to benefit from changing conditions in global capital markets.

Every June, we reset our strategic benchmarks in an effort to reflect current market expectations and to bring the total equity portion of the Portfolios in line with our long-term target weights for equity and fixed income. This rebalancing process is also informed by our views on asset class correlations and volatilities, changes in global market capitalization across asset classes and regions, and our goal of maintaining a minimum 1.5% weight in every underlying fund held by a Portfolio.

Even with the equity markets’ decline during the Reporting Period, value stocks, growth stocks and international equities gained ground since July 2009. Therefore, the Portfolios experienced an increase in their weightings in these asset classes relative to fixed income. We reduced these positions by trimming overall equity exposure. Domestic bonds saw the largest increases in weight on a strategic basis relative to the weights prior to the rebalance. We completed the annual rebalance at the end of the Reporting Period.

As of June 30, 2010, we remained bullish on stocks relative to bonds, a view driven by inexpensive long-term equity valuations and strong growth prospects. Within the U.S. equity market, we maintained the Portfolios’ overweight in value stocks given supportive macroeconomic conditions, attractive valuations and strong momentum relative to growth stocks. The Portfolios remained overweight to small-cap stocks versus large-cap stocks primarily because small-cap stocks appear relatively cheap. We were neutral on U.S. equity markets compared to international equity markets. Because we see weaker investment flows into emerging equity markets, we moderated our overweight to that asset class relative to developed equity. In fixed income, we had a strong preference for international fixed income relative to U.S. fixed income because of stronger momentum in international bonds. Although we continued to favor high yield bonds over investment grade bonds because of a supportive interest rate environment, we slightly moderated this view in response to weaker momentum.

FUND BASICS

Balanced Strategy
as of June 30, 2010

PERFORMANCE REVIEW

	Portfolio Total Return	Balanced Strategy
January 1, 2010–June 30, 2010	(based on NAV)[1]	Composite Index[2]

Class A	-2.48%	-0.75%
Class B	-2.86	-0.75
Class C	-2.86	-0.75
Institutional	-2.28	-0.75
Service	-2.42	-0.75
Class IR	-2.35	-0.75
Class R	-2.54	-0.75

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Balanced Strategy Composite Index (“Balanced Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Balanced Composite is comprised of the Barclays Capital Aggregate Bond Index (60%), the S&P 500 Index (20%) and the MSCI EAFE Index (20%). The Balanced Composite figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	5.35%	1.42%	2.55%	3.38%	1/2/98
Class B	5.52	1.41	2.36	3.08	1/2/98
Class C	9.66	1.82	2.38	3.09	1/2/98
Institutional	11.96	3.00	3.55	4.27	1/2/98
Service	11.51	2.50	3.04	3.76	1/2/98
Class IR	11.85	N/A	N/A	-2.63	11/30/07
Class R	11.30	N/A	N/A	-3.10	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Portfolio’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	1.36%
Class B	2.05	2.11
Class C	2.05	2.11
Institutional	0.90	0.96
Service	1.40	1.46
Class IR	1.05	1.11
Class R	1.55	1.61

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set and the portfolio is rebalanced at the beginning of each calendar quarter. The tactical fund weightings in the chart above reflects the allocations from April 1, 2010 to June 30, 2010. Actual fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Equity Growth Strategy
as of June 30, 2010

PERFORMANCE REVIEW

	Portfolio Total Return	Equity Growth Strategy
January 1, 2010–June 30, 2010	(based on NAV)[1]	Composite Index[2]

Class A	-9.47%	-9.78%
Class B	-9.82	-9.78
Class C	-9.86	-9.78
Institutional	-9.28	-9.78
Service	-9.57	-9.78
Class IR	-9.35	-9.78
Class R	-9.59	-9.78

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Equity Growth Strategy Composite Index (“Equity Growth Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Equity Growth Composite is comprised of the S&P 500 Index (50%) and the MSCI EAFE Index (50%). The Equity Growth Composite figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	4.77%	-2.06%	-0.54%	1.42%	1/2/98
Class B	4.93	-2.08	-0.72	1.12	1/2/98
Class C	9.03	-1.68	-0.72	1.14	1/2/98
Institutional	11.32	-0.55	0.43	2.26	1/2/98
Service	10.74	-1.05	-0.08	1.77	1/2/98
Class IR	11.30	N/A	N/A	-14.52	11/30/07
Class R	11.04	N/A	N/A	-14.79	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Portfolio’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.36%	1.44%
Class B	2.11	2.19
Class C	2.11	2.19
Institutional	0.96	1.04
Service	1.46	1.54
Class IR	1.11	1.19
Class R	1.61	1.69

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set and the portfolio is rebalanced at the beginning of each calendar quarter. The tactical fund weightings in the chart above reflects the allocations from April 1, 2010 to June 30, 2010. Actual fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Growth and Income Strategy
as of June 30, 2010

PERFORMANCE REVIEW

	Portfolio Total Return	Growth & Income Strategy
January 1, 2010–June 30, 2010	(based on NAV)[1]	Composite Index[2]

Class A	-5.03%	-3.77%
Class B	-5.31	-3.77
Class C	-5.32	-3.77
Institutional	-4.82	-3.77
Service	-4.99	-3.77
Class IR	-4.90	-3.77
Class R	-5.12	-3.77

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Growth and Income Strategy Composite Index (“Growth and Income Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth and Income Composite is comprised of the Barclays Capital Aggregate Bond Index (40%), the S&P 500 Index (30%) and the MSCI EAFE Index (30%). The Growth and Income Composite figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	5.96%	-0.18%	1.55%	2.93%	1/2/98
Class B	6.19	-0.18	1.37	2.63	1/2/98
Class C	10.35	0.23	1.36	2.62	1/2/98
Institutional	12.57	1.37	2.53	3.81	1/2/98
Service	12.04	0.89	2.04	3.29	1/2/98
Class IR	12.27	N/A	N/A	-7.81	11/30/07
Class R	11.92	N/A	N/A	-8.22	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Portfolio’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.34%	1.38%
Class B	2.09	2.13
Class C	2.09	2.13
Institutional	0.94	0.98
Service	1.44	1.48
Class IR	1.09	1.13
Class R	1.59	1.63

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set and the portfolio is rebalanced at the beginning of each calendar quarter. The tactical fund weightings in the chart above reflects the allocations from April 1, 2010 to June 30, 2010. Actual fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Growth Strategy
as of June 30, 2010

PERFORMANCE REVIEW

	Portfolio Total Return	Growth Strategy
January 1, 2010–June 30, 2010	(based on NAV)[1]	Composite Index[2]

Class A	-7.70%	-6.78%
Class B	-8.07	-6.78
Class C	-8.14	-6.78
Institutional	-7.58	-6.78
Service	-7.82	-6.78
Class IR	-7.66	-6.78
Class R	-7.83	-6.78

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Growth Strategy Composite Index (“Growth Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth Composite is comprised of the S&P 500 Index (40%), the MSCI EAFE Index (40%) and the Barclays Capital Aggregate Bond Index (20%). The Growth Composite figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	5.39%	-1.79%	0.08%	1.85%	1/2/98
Class B	5.66	-1.81	-0.10	1.55	1/2/98
Class C	9.68	-1.42	-0.10	1.55	1/2/98
Institutional	11.94	-0.27	1.06	2.71	1/2/98
Service	11.34	-0.77	0.55	2.20	1/2/98
Class IR	11.82	N/A	N/A	-12.17	11/30/07
Class R	11.23	N/A	N/A	-12.57	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Portfolio’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.36%	1.41%
Class B	2.11	2.16
Class C	2.11	2.16
Institutional	0.96	1.01
Service	1.46	1.51
Class IR	1.11	1.16
Class R	1.61	1.66

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set and the portfolio is rebalanced at the beginning of each calendar quarter. The tactical fund weightings in the chart above reflects the allocations from April 1, 2010 to June 30, 2010. Actual fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Fund of Funds Portfolios – Income Strategies

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Income Strategies Portfolio’s performance and positioning for the six months ended June 30, 2010 (the “Reporting Period”).

Q	How did the Goldman Sachs Income Strategies Portfolio (the “Portfolio”) perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of −0.55%, −0.92%, −0.22%, −0.41% and −0.66%, respectively. This compares to the 0.60% cumulative total return of the Portfolio’s blended benchmark, which is comprised 60% of the Barclays Capital U.S. Aggregate Bond Index and 40% of the S&P® 500 Index, during the same period.

The components of the blended benchmark, the Barclays Capital U.S. Aggregate Bond Index and the S&P® 500 Index (with dividends reinvested), generated cumulative total returns of 5.33% and −6.65%, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	Our asset allocation policy — both our strategic, long-term allocation and our quarterly tactical decisions — detracted from the Portfolio’s performance. However, the performance of the Portfolio’s underlying funds contributed positively to results.

Q	How did Global Tactical Asset Allocation decisions affect the Portfolio’s performance during the Reporting Period?

A	As indicated, the implementation of our quarterly tactical views detracted slightly from the performance of the Portfolio. As the equity markets declined and fixed income markets overall rallied, an overweight in equities relative to fixed income dampened results. However, our bullish view on U.S. equities versus international equities added value. Our other asset class tactical views did not have a significant impact on performance.

Q	How did the Portfolio’s underlying funds perform relative to their respective benchmark indices during the Reporting Period?

A	Of the Portfolios’ underlying equity funds, the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund outperformed their respective benchmark indices the most. The Goldman Sachs International Real Estate Securities Fund and the Goldman Sachs Real Estate Securities Fund underperformed their respective benchmark indices.

Among the fixed income underlying funds, only two funds — the Goldman Sachs Global Income Fund and the Goldman Sachs Emerging Markets Debt Fund — outperformed their respective benchmark indices. The Goldman Sachs High Yield Fund and the Goldman Sachs Government Income Fund underperformed their benchmark indices most.

Q	What changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolio?

A	During the first quarter, we moderated — but maintained — our bullish view on stocks relative to bonds. Because of their inexpensive long-term valuations, we continued to favor global equities over global bonds. We became bullish on U.S. equities versus international equities as a result of supportive U.S. macroeconomic conditions and strong momentum in U.S. stocks. Our preference for international fixed income relative to U.S. fixed income became somewhat more pronounced as a result of less expensive valuations abroad.

In the second quarter, we became more positive on U.S. equities versus international equities given our view of the favorable long-term value in U.S. stocks. We moderated our preference for international fixed income relative to U.S. fixed income. Meanwhile, we modestly increased our bullish view on high yield bonds relative to investment grade bonds in response to the supportive interest rate environment and strong momentum.

PORTFOLIO RESULTS

Q	What is the Portfolio’s tactical view and strategy for the months ahead?

A	The Quantitative Investment Strategies Team makes four active decisions within the Income Strategies Portfolio based on its current outlook on global equity, fixed income and currency markets. On a quarterly basis, we shift assets away from the strategic allocation (tilting our positions in certain asset classes and countries from their long term weights) in order to benefit from changing conditions in global capital markets.

Every June, we reset our strategic benchmarks in an effort to reflect current market expectations and to bring the total equity portion of the Portfolios in line with our long-term target weights for equity and fixed income. This rebalancing process is also informed by our views on asset class correlations and volatilities, changes in global market capitalization across asset classes and regions, and our goal of maintaining a minimum 1.5% weight in every underlying fund held by the Portfolio.

Even with the equity markets’ decline during the Reporting Period, value stocks, growth stocks and international equities gained ground since July 2009. Therefore, the Portfolios experienced an increase in their weightings in these asset classes relative to fixed income. We reduced these positions by trimming overall equity exposure. Domestic bonds saw the largest increases in weight on a strategic basis relative to the weights prior to the rebalance. We completed the annual rebalance at the end of the Reporting Period.

As of June 30, 2010, we were slightly more bullish on stocks relative to bonds, a view driven by inexpensive long-term equity valuations and strong growth prospects. We were neutral on U.S. equity versus international equity. Although we perceived U.S. equity to be relatively inexpensive compared to international equity, our view was offset by more supportive macroeconomic conditions for international equity. In fixed income, we had a strong preference for international fixed income relative to U.S. fixed income because of stronger momentum in international bonds. We continued to favor high yield bonds over investment grade bonds because of a supportive interest rate environment, but slightly moderated this view in response to weaker momentum.

FUND BASICS

Income Strategies
as of June 30, 2010

PERFORMANCE REVIEW

	Portfolio Total Return	Income Strategies
January 1, 2010–June 30, 2010	(based on NAV)[1]	Composite Index[2]

Class A	-0.55%	0.60%
Class C	-0.92	0.60
Institutional	-0.22	0.60
Class IR	-0.41	0.60
Class R	-0.66	0.60

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Income Strategies Composite Index (“Income Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Income Composite is comprised of the Barclays Capital Aggregate Bond Index (60%) and the S&P 500 Index (40%). The Income Composite figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Since Inception	Inception Date

Class A	9.94%	-3.75%	3/30/07
Class C	14.53	-2.79	3/30/07
Institutional	17.01	-1.64	3/30/07
Class IR	16.70	-2.98	11/30/07
Class R	16.24	-3.37	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.38%	2.57%
Class C	2.13	3.32
Institutional	0.98	2.17
Class IR	1.13	2.32
Class R	1.63	2.82

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set and the portfolio is rebalanced at the beginning of each calendar quarter. The tactical fund weightings in the chart above reflects the allocations from April 1, 2010 to June 30, 2010. Actual fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Short-term investments include money market funds and repurchase agreements, if any. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Fund of Funds Portfolios – Satellite Strategies

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Satellite Strategies Portfolio’s performance and positioning for the six months ended June 30, 2010 (the “Reporting Period”).

Q	How did the Goldman Sachs Satellite Strategies Portfolio (the “Portfolio”) perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −2.33%, −2.67%, −2.14%, −2.38%, −2.34% and −2.43%, respectively. This compares to the −3.77% cumulative total return of the Fund’s blended benchmark, which is comprised 40% of the Barclays Capital U.S. Aggregate Bond Index, 30% of the S&P® 500 Index and 30% of the MSCI EAFE Index, during the same period.

The components of the blended benchmark, the Barclays Capital U.S. Aggregate Bond Index, the S&P® 500 Index (with dividends reinvested) and the MSCI EAFE Index, generated cumulative total returns of 5.33%, −6.65%, and −12.93%, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	The Portfolio outperformed during the Reporting Period primarily because of the strong performance of its underlying funds. In addition, and in keeping with our investment approach, we dynamically adjusted Portfolio weights to ensure that overall risk and individual underlying fund contributions to risk remained within the ranges we feel are appropriate for a diversified satellite portfolio.

Q	Can you be more specific as to how the various satellite asset classes performed during the Reporting Period?

A	The performance of satellite asset classes was mixed during the Reporting Period. Emerging markets debt, U.S. real estate securities, high yield bonds and local emerging markets debt were each up between 3% and 6%. Commodities, international real estate securities, international small cap stocks and emerging markets equity were each down between 6% and 11% during the Reporting Period.

Q	How did you rebalance the Portfolio during the Reporting Period?

A	Throughout the first quarter of 2010, the Portfolio remained in line with our target weight and risk constraints, which are designed to prevent heavy concentrations in any particular underlying fund or asset class. The Portfolio’s asset class weightings remained relatively stable, largely because of the reduced volatility of satellite asset classes during the quarter relative to their five-year averages.

In May, the Portfolio’s holdings in emerging market equity and emerging market debt securities rose slightly above our maximum weight constraints and we reduced their weightings during May and June. We modestly increased the Portfolio’s allocation to high yield debt and real estate securities.

In June, the contribution to portfolio risk from real estate securities increased because of their relatively high volatility compared to most of the other satellite asset classes held in the Portfolio. In response, we moderated the Portfolio’s allocation to real estate securities by reducing its exposure to U.S. and international real estate securities and increasing its exposure to high yield debt.

Q	How did the Portfolio’s underlying funds perform relative to their respective benchmark indices during the Reporting Period?

A	Overall, as mentioned earlier, the performance of the underlying funds contributed positively to the performance of the Portfolio. Relative to their respective benchmark indices, the Goldman Sachs International Small Cap Fund, the Goldman Sachs Emerging Markets Debt Fund and the Goldman Sachs Commodity Strategy Fund outperformed significantly. The Goldman Sachs International Real Estate Securities Fund, the Goldman Sachs Emerging Markets Equity Fund, the Goldman Sachs High Yield Fund, the Goldman Sachs Local Emerging Markets Debt Fund and the Goldman Sachs Real Estate Securities Fund underperformed relative to their respective benchmark indices.

PORTFOLIO RESULTS

Q	Did you make any changes regarding the underlying funds during the Reporting Period?

A	We made no changes regarding the Portfolio’s underlying funds during the Reporting Period.

Q	What is the Fund’s strategy for the months ahead?

A	The Quantitative Investment Strategies Team manages the Portfolio using a dynamic, risk-responsive rebalancing process. Using our sophisticated, proprietary risk models, we evaluate the overall risk of the Portfolio each month as well as the portion of risk contributed by each individual asset class.

In June 2010, after our monthly risk evaluation, we increased the Portfolio’s allocations to high yield bonds, emerging markets debt and U.S. real estate securities. We reduced the Portfolio’s exposure to emerging markets equity, international small cap stocks, commodities and international real estate securities.

We will continue to monitor risk on a monthly basis and adjust our allocation to the satellite asset classes as the underlying funds drift beyond our longer-term risk-related guidelines.

FUND BASICS

Satellite Strategies
as of June 30, 2010

PERFORMANCE REVIEW

	Portfolio Total Return	Satellite Strategies
January 1, 2010–June 30, 2010	(based on NAV)[1]	Composite Index[2]

Class A	-2.33%	-3.77%
Class C	-2.67	-3.77
Institutional	-2.14	-3.77
Service	-2.38	-3.77
Class IR	-2.34	-3.77
Class R	-2.43	-3.77

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Satellite Strategies Composite Index (“Satellite Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Satellite Composite is comprised of the S&P 500 Index (30%), the MSCI EAFE Index (30%) and the Barclays Capital Aggregate Bond Index (40%). The Satellite Composite figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Since Inception	Inception Date

Class A	10.32%	-7.55%	3/30/07
Class C	14.84	-6.65	3/30/07
Institutional	17.07	-5.64	3/30/07
Service	16.57	-9.13	8/29/08
Class IR	16.94	-9.30	11/30/07
Class R	16.48	-9.76	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.56%	1.70%
Class C	2.31	2.45
Institutional	1.16	1.30
Service	1.66	1.80
Class IR	1.31	1.45
Class R	1.81	1.95

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

[5]	The tactical fund weightings are set and the portfolio is rebalanced at the beginning of each calendar quarter. The tactical fund weightings in the chart above reflects the allocations from April 1, 2010 to June 30, 2010. Actual fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.2%

Equity – 38.4%
10,508,126	Goldman Sachs Structured International Equity Fund – 12.6%	$89,634,314
3,961,508	Goldman Sachs Structured Large Cap Value Fund – 4.7%	33,355,896
3,086,356	Goldman Sachs Structured Small Cap Equity Fund – 4.2%	29,999,382
2,847,573	Goldman Sachs Structured Large Cap Growth Fund – 4.1%	28,732,011
3,618,853	Goldman Sachs Structured Emerging Markets Equity Fund – 3.7%	25,983,362
2,642,786	Goldman Sachs Structured International Small Cap Fund – 2.5%	17,442,387
1,454,641	Goldman Sachs Large Cap Value Fund – 2.0%	14,357,307
1,441,129	Goldman Sachs Strategic Growth Fund – 1.8%	12,581,059
2,043,481	Goldman Sachs International Real Estate Securities Fund – 1.5%	10,442,186
909,190	Goldman Sachs Real Estate Securities Fund – 1.3%	9,519,216

		272,047,120

Fixed Income – 61.8%
13,630,942	Goldman Sachs Global Income Fund – 24.7%	175,566,539
15,383,678	Goldman Sachs Short Duration Government Fund – 22.6%	159,990,250
3,173,160	Goldman Sachs Core Fixed Income Fund – 4.4%	31,096,965
3,810,484	Goldman Sachs High Yield Fund – 3.7%	26,368,547
4,321,468	Goldman Sachs Commodity Strategy Fund – 3.3%	23,292,712
932,603	Goldman Sachs Emerging Markets Debt Fund – 1.6%	11,172,585
1,223,344	Goldman Sachs Local Emerging Markets Debt Fund – 1.5%	10,961,162

		438,448,760

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.2%
(Cost $689,317,069)		$710,495,880

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,337,638)

NET ASSETS – 100.0%		$709,158,242

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.3%

Equity – 94.0%
21,271,638	Goldman Sachs Structured International Equity Fund – 36.5%	$181,447,071
8,144,640	Goldman Sachs Structured Large Cap Value Fund – 13.8%	68,577,869
6,466,695	Goldman Sachs Structured Large Cap Growth Fund – 13.1%	65,248,955
4,747,869	Goldman Sachs Structured Emerging Markets Equity Fund – 6.9%	34,089,696
2,984,967	Goldman Sachs Large Cap Value Fund – 5.9%	29,461,623
3,256,588	Goldman Sachs Strategic Growth Fund – 5.7%	28,430,009
2,857,777	Goldman Sachs Structured Small Cap Equity Fund – 5.6%	27,777,592
2,687,063	Goldman Sachs Structured International Small Cap Fund – 3.6%	17,734,615
1,494,111	Goldman Sachs International Real Estate Securities Fund – 1.5%	7,634,908
665,351	Goldman Sachs Real Estate Securities Fund – 1.4%	6,966,229

		467,368,567

Fixed Income – 6.3%
5,780,092	Goldman Sachs Commodity Strategy Fund – 6.3%	31,154,697

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES)
(Cost $590,142,255)		$498,523,264

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-term Investment(b) – 0.1%

Repurchase Agreement – 0.1%
Joint Repurchase Agreement Account II
$800,000	0.053%	07/01/10	$800,000
Maturity Value: $800,001
(Cost $800,000)

TOTAL INVESTMENTS – 100.4%
(Cost $590,942,255)			$499,323,264

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(2,182,311)

NET ASSETS – 100.0%			$497,140,953

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on June 30, 2010. Additional information appears on pages 36-37.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.7%

Equity – 57.0%
39,938,797	Goldman Sachs Structured International Equity Fund – 20.5%	$340,677,935
15,186,691	Goldman Sachs Structured Large Cap Value Fund – 7.7%	127,871,934
11,584,923	Goldman Sachs Structured Large Cap Growth Fund – 7.0%	116,891,871
8,192,513	Goldman Sachs Structured Small Cap Equity Fund – 4.8%	79,631,222
10,969,579	Goldman Sachs Structured Emerging Markets Equity Fund – 4.7%	78,761,576
5,571,815	Goldman Sachs Large Cap Value Fund – 3.3%	54,993,811
5,850,491	Goldman Sachs Strategic Growth Fund – 3.1%	51,074,790
7,567,253	Goldman Sachs Structured International Small Cap Fund – 3.0%	49,943,869
4,887,903	Goldman Sachs International Real Estate Securities Fund – 1.5%	24,977,185
2,177,891	Goldman Sachs Real Estate Securities Fund – 1.4%	22,802,520

		947,626,713

Fixed Income – 43.7%
32,313,662	Goldman Sachs Global Income Fund – 25.0%	416,199,973
10,546,568	Goldman Sachs Core Fixed Income Fund – 6.2%	103,356,364
15,686,157	Goldman Sachs Commodity Strategy Fund – 5.1%	84,548,388
5,748,915	Goldman Sachs High Yield Fund – 2.4%	39,782,492
2,363,120	Goldman Sachs Emerging Markets Debt Fund – 1.7%	28,310,178
3,115,221	Goldman Sachs Local Emerging Markets Debt Fund – 1.7%	27,912,383
2,535,833	Goldman Sachs Short Duration Government Fund – 1.6%	26,372,668

		726,482,446

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES)
(Cost $1,741,373,838)		$1,674,109,159

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-term Investment(b) – 0.0%

Repurchase Agreement – 0.0%
Joint Repurchase Agreement Account II
$700,000	0.053%	07/01/10	$700,000
Maturity Value: $700,001
(Cost $700,000)

TOTAL INVESTMENTS – 100.7%
(Cost $1,742,073,838)			$1,674,809,159

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(11,433,122)

NET ASSETS – 100.0%			$1,663,376,037

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on June 30, 2010. Additional information appears on pages 36-37.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.3%

Equity – 76.5%
43,799,575	Goldman Sachs Structured International Equity Fund – 28.9%	$373,610,379
16,652,483	Goldman Sachs Structured Large Cap Value Fund – 10.8%	140,213,905
13,045,283	Goldman Sachs Structured Large Cap Growth Fund – 10.2%	131,626,906
10,444,571	Goldman Sachs Structured Emerging Markets Equity Fund – 5.8%	74,992,019
7,125,842	Goldman Sachs Structured Small Cap Equity Fund – 5.4%	69,263,183
6,098,204	Goldman Sachs Large Cap Value Fund – 4.7%	60,189,275
6,569,737	Goldman Sachs Strategic Growth Fund – 4.4%	57,353,801
6,563,639	Goldman Sachs Structured International Small Cap Fund – 3.4%	43,320,020
3,843,478	Goldman Sachs International Real Estate Securities Fund – 1.5%	19,640,173
1,711,545	Goldman Sachs Real Estate Securities Fund – 1.4%	17,919,878

		988,129,539

Fixed Income – 23.8%
12,050,816	Goldman Sachs Global Income Fund – 12.0%	155,214,514
14,848,153	Goldman Sachs Commodity Strategy Fund – 6.2%	80,031,547
4,521,265	Goldman Sachs High Yield Fund – 2.4%	31,287,148
1,743,893	Goldman Sachs Emerging Markets Debt Fund – 1.6%	20,891,838
2,297,148	Goldman Sachs Local Emerging Markets Debt Fund – 1.6%	20,582,444
4,826	Goldman Sachs Short Duration Government Fund – 0.0%	50,183

		308,057,674

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES)
(Cost $1,449,051,780)		$1,296,187,213

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-term Investment(b) – 0.0%

Repurchase Agreement – 0.0%
Joint Repurchase Agreement Account II
$200,000	0.053%	07/01/10	$200,000
Maturity Value: $200,000
(Cost $200,000)

TOTAL INVESTMENTS – 100.3%
(Cost $1,449,251,780)			$1,296,387,213

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(3,718,612)

NET ASSETS – 100.0%			$1,292,668,601

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on June 30, 2010. Additional information appears on pages 36-37.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.2%

Equity – 41.5%
545,872	Goldman Sachs International Equity Dividend and Premium Fund – 16.9%	$3,619,134
416,367	Goldman Sachs U.S. Equity Dividend and Premium Fund – 15.2%	3,264,315
288,073	Goldman Sachs International Real Estate Securities Fund – 6.9%	1,472,052
51,102	Goldman Sachs Real Estate Securities Fund – 2.5%	535,039

		8,890,540

Fixed Income – 58.7%
508,224	Goldman Sachs High Yield Fund – 16.4%	3,516,912
202,765	Goldman Sachs Global Income Fund – 12.2%	2,611,616
187,396	Goldman Sachs Investment Grade Credit Fund – 8.1%	1,739,037
144,071	Goldman Sachs Emerging Markets Debt Fund – 8.0%	1,725,971
188,757	Goldman Sachs Local Emerging Markets Debt Fund – 7.9%	1,691,259
70,573	Goldman Sachs Ultra-Short Duration Government Fund – 2.9%	623,164
42,273	Goldman Sachs U.S. Mortgages Fund – 2.0%	430,336
16,672	Goldman Sachs Government Income Fund – 1.2%	259,403

		12,597,698

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES)
(Cost $20,608,601)		$21,488,238

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-term Investment(b) – 0.5%

Repurchase Agreement – 0.5%
Joint Repurchase Agreement Account II
$100,000	0.053%	07/01/10	$100,000
Maturity Value: $100,000
(Cost $100,000)

TOTAL INVESTMENTS – 100.7%
(Cost $20,708,601)			$21,588,238

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(148,240)

NET ASSETS – 100.0%			$21,439,998

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Joint repurchase agreement was entered into on June 30, 2010. Additional information appears on pages 36-37.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 99.9%

Equity – 37.8%
5,182,052	Goldman Sachs International Small Cap Fund – 11.4%	$62,961,936
3,968,072	Goldman Sachs Emerging Markets Equity Fund – 10.4%	57,219,601
9,658,866	Goldman Sachs International Real Estate Securities Fund – 8.9%	49,356,803
3,739,330	Goldman Sachs Real Estate Securities Fund – 7.1%	39,150,784

		208,689,124

Fixed Income – 62.1%
15,772,400	Goldman Sachs High Yield Fund – 19.7%	109,145,008
9,922,776	Goldman Sachs Local Emerging Markets Debt Fund – 16.1%	88,908,073
6,514,826	Goldman Sachs Emerging Markets Debt Fund – 14.1%	78,047,611
12,462,027	Goldman Sachs Commodity Strategy Fund – 12.2%	67,170,328

		343,271,020

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 99.9%
(Cost $532,889,829)		$551,960,144

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		408,583

NET ASSETS – 100.0%		$552,368,727

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2010, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Equity Growth Strategy	$800,000

Growth and Income Strategy	700,000

Growth Strategy	200,000

Income Strategies	100,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$360,000,000	0.01%	07/01/10	$360,000,100

Banc of America Securities LLC	1,380,000,000	0.05	07/01/10	1,380,001,917

Banc of America Securities LLC	200,000,000	0.15	07/01/10	200,000,833

Barclays Capital, Inc.	1,100,000,000	0.01	07/01/10	1,100,000,306

Barclays Capital, Inc.	700,000,000	0.02	07/01/10	700,000,389

BNP Paribas Securities Co.	3,500,000,000	0.02	07/01/10	3,500,001,944

BNP Paribas Securities Co.	1,600,000,000	0.05	07/01/10	1,600,002,222

Citigroup Global Markets, Inc.	1,500,000,000	0.08	07/01/10	1,500,003,333

Credit Suisse Securities (USA) LLC	400,000,000	0.05	07/01/10	400,000,556

JPMorgan Securities	1,000,000,000	0.01	07/01/10	1,000,000,278

JPMorgan Securities	465,000,000	0.04	07/01/10	465,000,517

Merrill Lynch & Co., Inc.	850,000,000	0.05	07/01/10	850,001,181

Morgan Stanley & Co.	500,000,000	0.05	07/01/10	500,000,694

RBS Securities, Inc.	750,000,000	0.01	07/01/10	750,000,208

RBS Securities, Inc.	1,350,000,000	0.07	07/01/10	1,350,002,625

UBS Securities LLC	242,400,000	0.07	07/01/10	242,400,471

UBS Securities LLC	500,000,000	0.14	07/01/10	500,001,944

Wachovia Capital Markets	2,000,000,000	0.10	07/01/10	2,000,005,556

Wells Fargo Securities LLC	1,750,000,000	0.10	07/01/10	1,750,004,861

TOTAL				$20,147,429,935

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

ADDITIONAL INVESTMENT INFORMATION (continued)

At June 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	1.750% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	09/17/10 to 07/15/36

Federal Home Loan Mortgage Corp.	0.000 to 7.690	07/12/10 to 06/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	03/15/31

Federal National Mortgage Association	0.000 to 10.500	07/12/10 to 02/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	07/15/11 to 07/15/29

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	01/15/30 to 05/15/30

Government National Mortgage Association	3.500 to 6.500	11/15/23 to 06/20/40

Tennessee Valley Authority	4.875 to 6.000	03/15/13 to 12/15/16

Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/10 to 05/01/20

U.S. Treasury Bills	0.000	07/01/10 to 09/30/10

U.S. Treasury Bond	4.375	11/15/39

U.S. Treasury Notes	1.000 to 8.125	01/15/11 to 05/15/20

U.S. Treasury Bond Interest-Only Stripped Security	0.000	11/15/24

U.S. Treasury Notes Interest-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $20,564,013,100.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

Balanced
Strategy
Portfolio

Assets:

Investments in Affiliated Underlying Funds, at value (identified cost $689,317,069, $590,942,255, $1,742,073,838, $1,449,251,780, $20,708,601 and $532,889,829, respectively)	$710,495,880
Cash	—
Receivables:
Investment securities sold	40,622,685
Portfolio shares sold	2,688,599
Dividends and interest	565,394
Reimbursement from investment adviser	13,612
Other assets	4,230

Total assets	754,390,400

Liabilities:

Due to custodian	3,925,668
Payables:
Investment securities purchased	34,630,811
Portfolio shares redeemed	6,136,346
Amounts owed to affiliates	412,167
Accrued expenses	127,166

Total liabilities	45,232,158

Net Assets:

Paid-in capital	842,314,758
Accumulated undistributed (distribution in excess of) net investment income (loss)	(17,200)
Accumulated net realized loss from investment transactions	(154,318,127)
Net unrealized gain (loss) on investments	21,178,811

NET ASSETS	$709,158,242

Net Assets:
Class A	$410,512,676
Class B	32,653,146
Class C	128,914,208
Institutional	129,672,959
Service	3,414,683
Class IR	865,688
Class R	3,124,882

Total Net Assets	$709,158,242

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	43,946,086
Class B	3,494,828
Class C	13,799,194
Institutional	13,868,950
Service	364,566
Class IR	92,786
Class R	335,676

Net asset value, offering and redemption price per share:(a)
Class A	$9.34
Class B	9.34
Class C	9.34
Institutional	9.35
Service	9.37
Class IR	9.33
Class R	9.31

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy, Growth Strategy, Income Strategies and Satellite Strategies Portfolios is $9.88, $9.81, $9.79, $9.64, $8.23 and $7.44, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Equity	Growth and	Growth	Income	Satellite
Growth Strategy	Income Strategy	Strategy	Strategies	Strategies
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$499,323,264	$1,674,809,159	$1,296,387,213	$21,588,238	$551,960,144
65,314	30,291	83,442	16,529	—
16,874,570	82,871,695	58,552,383	6,075,607	7,799,695
543,119	636,610	537,569	64,065	2,540,842
—	708,636	487,643	60,994	1,464,384
18,467	23,954	33,978	20,313	40,033
3,403	10,655	8,587	185	2,588

516,828,137	1,759,091,000	1,356,090,815	27,825,931	563,807,686

—	—	—	—	1,614,072
17,113,216	81,790,921	58,142,362	2,342,532	8,029,062
2,050,978	12,550,033	4,032,222	3,960,309	1,503,387
349,541	1,082,620	913,170	11,580	191,860
173,449	291,389	334,460	71,512	100,578

19,687,184	95,714,963	63,422,214	6,385,933	11,438,959

900,594,874	2,603,368,508	2,309,854,231	25,724,668	627,937,683
318,386	(54,000)	5,737,805	76,175	(11,268)
(312,153,316)	(872,673,792)	(870,058,868)	(5,240,482)	(94,628,003)
(91,618,991)	(67,264,679)	(152,864,567)	879,637	19,070,315

$497,140,953	$1,663,376,037	$1,292,668,601	$21,439,998	$552,368,727

$273,669,749	$1,069,277,462	$736,190,795	$9,565,353	$149,192,313
26,308,954	98,803,804	92,839,806	—	—
145,854,592	352,546,446	356,543,442	5,100,889	69,350,504
46,427,039	135,707,030	98,381,107	6,207,681	307,313,197
3,311,043	5,117,079	5,982,155	—	13,052,805
452,692	203,317	524,919	353,590	13,012,986
1,116,884	1,720,899	2,206,377	212,485	446,922

$497,140,953	$1,663,376,037	$1,292,668,601	$21,439,998	$552,368,727

29,512,824	115,569,037	80,828,953	1,229,084	21,228,650
2,951,537	10,697,228	10,192,437	—	—
16,440,686	38,292,599	39,479,705	652,493	9,908,662
4,944,518	14,617,583	10,758,293	799,384	43,780,906
360,931	553,894	658,486	—	1,863,936
49,168	22,029	58,063	45,503	1,853,549
120,891	186,572	246,590	27,218	63,765

$9.27	$9.25	$9.11	$7.78	$7.03
8.91	9.24	9.11	—	—
8.87	9.21	9.03	7.82	7.00
9.39	9.28	9.14	7.77	7.02
9.17	9.24	9.08	—	7.00
9.21	9.23	9.04	7.77	7.02
9.24	9.22	8.95	7.81	7.01

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Balanced
Strategy
Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$7,297,267
Interest	457

Total investment income	7,297,724

Expenses:

Distribution and Service fees(a)	1,437,562
Transfer Agent fees(a)	617,147
Management fees	572,176
Printing and mailing costs	69,390
Registration fees	39,004
Professional fees	33,135
Custody and accounting fees	21,546
Trustee fees	7,548
Service Share fees — Shareholder Administration Plan	4,545
Service Share fees — Service Plan	4,545
Other	13,638

Total expenses	2,820,236

Less — expense reimbursements	(169,003)

Net expenses	2,651,233

NET INVESTMENT INCOME (LOSS)	4,646,491

Realized and unrealized gain (loss) from investment transactions:

Net realized gain (loss) from Affiliated Underlying Funds	(7,170,253)
Net change in unrealized gain (loss) on Affiliated Underlying Funds	(15,119,975)

Net realized and unrealized loss from investment transactions	(22,290,228)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,643,737)

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees
Portfolio	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Balanced Strategy	$550,344	$180,099	$700,790	$6,329	$418,261	$34,219	$133,150	$27,969	$727	$416	$2,405
Equity Growth Strategy	401,034	154,075	849,521	2,132	304,786	29,274	161,409	10,019	830	440	810
Growth and Income Strategy	1,515,668	552,887	2,005,842	3,147	1,151,907	105,049	381,110	32,139	1,166	166	1,196
Growth Strategy	1,060,600	534,941	2,070,112	4,732	806,056	101,639	393,321	20,963	1,333	580	1,798
Income Strategies	12,737	—	24,866	497	9,680	—	4,724	1,977	—	210	189
Satellite Strategies	190,393	—	319,806	815	144,699	—	60,763	55,950	2,542	11,934	309

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Equity	Growth and	Growth	Income	Satellite
Growth Strategy	Income Strategy	Strategy	Strategies	Strategies
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$1,696,096	$14,863,737	$8,352,849	$562,487	$11,411,673
—	819	1,098	—	212

1,696,096	14,864,556	8,353,947	562,487	11,411,885

1,406,762	4,077,544	3,670,385	38,100	511,014
507,568	1,672,733	1,325,690	16,780	276,197
432,828	1,419,177	1,112,605	15,790	323,405
96,289	190,237	214,447	23,632	45,080
32,618	42,004	33,755	32,249	67,286
31,535	31,535	31,535	32,600	32,601
18,429	19,648	19,050	17,000	18,420
7,411	8,599	8,207	5,975	6,304
5,185	7,286	8,332	—	15,885
5,185	7,286	8,332	—	15,885
12,921	31,379	29,162	2,476	7,262

2,556,731	7,507,428	6,461,500	184,602	1,319,339

(187,661)	(285,558)	(306,486)	(112,657)	(150,872)

2,369,070	7,221,870	6,155,014	71,945	1,168,467

(672,974)	7,642,686	2,198,933	490,542	10,243,418

(40,375,998)	(82,809,183)	(88,906,868)	(646,930)	2,115,623
(11,924,580)	(11,295,355)	(23,592,396)	52,100	(27,107,265)

(52,300,578)	(94,104,538)	(112,499,264)	(594,830)	(24,991,642)

$(52,973,552)	$(86,461,852)	$(110,300,331)	$(104,288)	$(14,748,224)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Balanced Strategy Portfolio		Equity Growth Strategy Portfolio
	For the	For the Fiscal	For the	For the Fiscal
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009

From operations:

Net investment income (loss)	$4,646,491	$27,039,556	$(672,974)	$8,397,986
Net realized loss from investment transactions and capital gain distributions from Affiliated Underlying Funds	(7,170,253)	(78,740,764)	(40,375,998)	(154,021,001)
Net change in unrealized gain (loss) on Affiliated Underlying Funds	(15,119,975)	175,580,698	(11,924,580)	284,321,300

Net increase (decrease) in net assets resulting from operations	(17,643,737)	123,879,490	(52,973,552)	138,698,285

Distributions to shareholders:

From net investment income
Class A Shares	(3,299,869)	(17,318,131)	—	(4,914,360)
Class B Shares	(128,964)	(1,248,342)	—	(269,840)
Class C Shares	(515,815)	(4,674,781)	—	(1,543,741)
Institutional Shares	(1,323,777)	(5,790,016)	—	(728,368)
Service Shares	(25,280)	(144,616)	—	(65,464)
Class IR Shares	(3,620)	(719)	—	(5,159)
Class R Shares	(23,689)	(24,404)	—	(4,131)

Total distributions to shareholders	(5,321,014)	(29,201,009)	—	(7,531,063)

From share transactions:

Net proceeds from sales of shares	115,441,057	301,652,614	41,534,283	104,136,234
Reinvestment of distributions	4,946,484	26,654,031	—	6,675,507
Cost of shares redeemed	(160,347,389)	(344,046,856)	(103,623,150)	(175,870,249)

Net increase (decrease) in net assets resulting from share transactions	(39,959,848)	(15,740,211)	(62,088,867)	(65,058,508)

TOTAL INCREASE (DECREASE)	(62,924,599)	78,938,270	(115,062,419)	66,108,714

Net assets:

Beginning of period	772,082,841	693,144,571	612,203,372	546,094,658

End of period	$709,158,242	$772,082,841	$497,140,953	$612,203,372

Accumulated undistributed (distribution in excess of) net investment income (loss)	$(17,200)	$657,323	$318,386	$991,360

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Growth and Income Strategy Portfolio		Growth Strategy Portfolio		Income Strategies Portfolio
For the	For the Fiscal	For the	For the Fiscal	For the	For the Fiscal
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2010	December 31,	June 30, 2010	December 31,	June 30, 2010	December 31,
(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009

$7,642,686	$73,972,144	$2,198,933	$36,418,972	$490,542	$1,109,314

(82,809,183)	(437,179,840)	(88,906,868)	(393,850,348)	(646,930)	(1,323,646)

(11,295,355)	799,157,745	(23,592,396)	719,856,635	52,100	5,508,234

(86,461,852)	435,950,049	(110,300,331)	362,425,259	(104,288)	5,293,902

(8,629,999)	(48,480,914)	—	(21,782,732)	(177,677)	(440,011)
(374,673)	(3,604,365)	—	(1,940,513)	—	—
(1,386,423)	(13,319,063)	—	(7,598,510)	(68,067)	(147,361)
(1,458,515)	(8,409,033)	—	(2,863,195)	(194,592)	(491,101)
(39,132)	(299,310)	—	(156,365)	—	—
(1,816)	(5,261)	—	(14,356)	(4,650)	(449)
(10,583)	(9,527)	—	(32,239)	(3,174)	(368)

(11,901,141)	(74,127,473)	—	(34,387,910)	(448,160)	(1,079,290)

163,967,649	326,362,403	92,420,070	195,146,713	5,706,953	7,596,041
10,810,537	66,429,619	—	31,212,199	420,623	968,436
(395,783,177)	(828,073,541)	(265,544,918)	(515,181,504)	(9,154,670)	(3,807,262)

(221,004,991)	(435,281,519)	(173,124,848)	(288,822,592)	(3,027,094)	4,757,215

(319,367,984)	(73,458,943)	(283,425,179)	39,214,757	(3,579,542)	8,971,827

1,982,744,021	2,056,202,964	1,576,093,780	1,536,879,023	25,019,540	16,047,713

$1,663,376,037	$1,982,744,021	$1,292,668,601	$1,576,093,780	$21,439,998	$25,019,540

$(54,000)	$4,204,455	$5,737,805	$3,538,872	$76,175	$33,793

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Satellite Strategies Portfolio
	For the	For the Fiscal
	Six Months Ended	Year Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

From operations:

Net investment income	$10,243,418	$14,803,776
Net realized gain (loss) from investment transactions	2,115,623	(71,078,398)
Net change in unrealized gain (loss) on Affiliated Underlying Funds	(27,107,265)	138,582,583

Net increase (decrease) in net assets resulting from operations	(14,748,224)	82,307,961

Distributions to shareholders:

From net investment income
Class A Shares	(3,092,862)	(4,169,587)
Class C Shares	(1,109,259)	(1,376,966)
Institutional Shares	(6,364,887)	(7,973,506)
Service Shares	(253,122)	(293,934)
Class IR Shares	(296,809)	(129,609)
Class R Shares	(8,563)	(4,095)
From net realized gains
Class A Shares	—	(270,138)
Class C Shares	—	(102,757)
Institutional Shares	—	(490,124)
Service Shares	—	(23,205)
Class IR Shares	—	(11,194)
Class R Shares	—	(329)

Total distributions to shareholders	(11,125,502)	(14,845,444)

From share transactions:

Net proceeds from sales of shares	235,248,974	290,274,944
Reinvestment of distributions	7,254,138	9,616,786
Cost of shares redeemed	(107,393,657)	(63,448,926)

Net increase in net assets resulting from share transactions	135,109,455	236,442,804

TOTAL INCREASE	109,235,729	303,905,321

Net assets:

Beginning of period	443,132,998	139,227,677

End of period	$552,368,727	$443,132,998

Accumulated undistributed (distribution in excess of) net investment income	$(11,268)	$870,816

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

	Share Classes	Diversified/
Portfolio	Offered	Non-diversified

Balanced Strategy	A, B, C, Institutional, Service, IR, R	Diversified
Equity Growth Strategy
Growth and Income Strategy
Growth Strategy

Income Strategies	A, C, Institutional, IR, R	Diversified

Satellite Strategies	A, C, Institutional, Service, IR, R	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class B Shares are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Effective November 2, 2009, Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds). Class C Shares are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class IR and Class R Shares are not subject to a sales charge.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to a management agreement (the “Agreement”) with the Trust.
The Portfolios are expected to invest primarily all of their assets in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security and Portfolio Share Transactions, and Investment Income — Purchases and sales of the Underlying Funds and Portfolio share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Portfolio share transactions. Realized gains and losses on sales of the Underlying Funds are calculated using the identified cost basis. Dividend income, capital gains and return of capital distributions from the Underlying Funds are recognized on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income	Capital Gains
	Distributions	Distributions
Portfolio	Declared/Paid	Declared/Paid

Balanced Strategy, Growth and Income Strategy and Satellite Strategies	Quarterly	Annually

Equity Growth Strategy and Growth Strategy	Annually	Annually

Income Strategies	Monthly	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. The Portfolios’ capital accounts on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character, but do not reflect temporary differences.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Repurchase Agreements — The Portfolios may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

3. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, computed daily and paid monthly, equal to an annual percentage rate of 0.15% of the average daily net assets of Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy and Growth Strategy Portfolios and 0.124% of the average daily net assets of Income Strategies and Satellite Strategies Portfolios.

B. Distribution and Service Plans — The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Portfolio’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C	Class R*

Distribution Plan	0.25%	0.75%	0.75%	0.50%

Service Plan	—	0.25	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs also serves as distributor of the shares of the Portfolios pursuant to a Distribution Agreement and may retain a portion of the Class A front end sales charge and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2010, Goldman Sachs advised that it retained the following approximate amounts:

	Front End	Contingent Deferred
	Sales Charge	Sales Charge
Portfolio	Class A	Class B	Class C

Balanced Strategy	$152,300	$—	$100

Equity Growth Strategy	40,600	—	500

Growth and Income Strategy	259,500	—	700

Growth Strategy	123,100	—	—

Income Strategies	3,400	N/A	500

Satellite Strategies	132,100	N/A	—

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and paid monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

E. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Portfolio that offers Service Shares, has adopted a Service Plan and a Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

F. Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Portfolios (excluding management fees, distribution and service fees, transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expenses reimbursement, if any, is computed daily and paid monthly and are disclosed in the Statement of Operations for the period ended June 30, 2010. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expenses limitations as an annual percentage rate of average daily net assets for Balanced Strategy, Equity Growth Strategy, Growth and Income Strategy and Growth Strategy Portfolios is 0.004% and 0.01% for Income Strategies and Satellite Strategies Portfolios.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2010, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Portfolio	Fees	Fees	Agent Fees	Total

Balanced Strategy	$90	$225	$97	$412

Equity Growth Strategy	65	209	76	350

Growth and Income Strategy	214	616	253	1,083

Growth Strategy	167	548	198	913

Income Strategies	3	6	3	12

Satellite Strategies	57	88	47	192

G. Line of Credit Facility — As of June 30, 2010 the Portfolios participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2010, the Portfolios did not have any borrowings under the facility. Prior to May 11, 2010, the amount available through the facility was $660,000,000.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H. Other Transactions with Affiliates — As of June 30, 2010, certain Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds, as follows:

		Equity	Growth and
	Balanced	Growth	Income	Growth	Satellite
Underlying Funds	Strategy	Strategy	Strategy	Strategy	Strategies

Goldman Sachs Commodity Strategy	—%	—%	14%	13%	11%

Goldman Sachs Core Fixed Income Fund	—	—	6	—	—

Goldman Sachs Emerging Markets Debt	—	—	7	—	18

Goldman Sachs Emerging Markets Equity	—	—	—	—	11

Goldman Sachs Global Income	17	—	41	15	—

Goldman Sachs International Real Estate Securities	—	—	8	7	17

Goldman Sachs International Small Cap	—	—	—	—	62

Goldman Sachs Local Emerging Markets Debt	—	—	—	—	7

Goldman Sachs Real Estate Securities	—	—	—	—	7

Goldman Sachs Strategic Growth	—	6	11	12	—

Goldman Sachs Structured Emerging Markets Equity	6	8	18	17	—

Goldman Sachs Structured International Equity	—	9	18	19	—

Goldman Sachs Structured International Small Cap	7	8	21	18	—

Goldman Sachs Structured Large Cap Growth	5	12	22	25	—

Goldman Sachs Structured Large Cap Value	6	12	22	24	—

Goldman Sachs Structured Small Cap Equity	9	8	23	20	—

As of June 30, 2010, the Goldman Sachs Group, Inc. (“GSG”) was the beneficial owner of 91% of the outstanding Institutional Shares of the Income Strategies Portfolio.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy, as of June 30, 2010:

	Balanced Strategy			Equity Growth Strategy			Growth and Income Strategy
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$272,047,120	$—	$—	$467,368,567	$—	$—	$947,626,713	$—	$—
Fixed Income Underlying Funds	438,448,760	—	—	31,154,697	—	—	726,482,446	—	—
Short-term Investments	—	—	—		800,000	—	—	700,000	—

Total	$710,495,880	$—	$—	$498,523,264	$800,000	$—	$1,674,109,159	$700,000	$—

	Growth Strategy			Income Strategies			Satellite Strategies
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$988,129,539	$—	$—	$8,890,540	$—	$—	$208,689,124	$—	$—
Fixed Income Underlying Funds	308,057,674	—	—	12,597,698	—	—	343,271,020	—	—
Short-term Investments	—	200,000	—	—	100,000	—	—	—	—

Total	$1,296,187,213	$200,000	$—	$21,488,238	$100,000	$—	$551,960,144	$—	$—

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds for the six months ended June 30, 2010, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy Portfolio	$116,649,431	$155,396,913

Equity Growth Strategy Portfolio	61,625,950	124,403,629

Growth and Income Strategy Portfolio	257,889,307	474,712,504

Growth Strategy Portfolio	181,472,477	352,946,928

Income Strategies Portfolio	10,009,619	13,058,709

Satellite Strategies Portfolio	180,656,892	46,048,162

6. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, December 31, 2009, the Portfolios’ capital loss carryforwards and certain timing differences, on a tax basis were as follows:

		Equity	Growth and
	Balanced	Growth	Income	Growth	Income	Satellite
	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Capital loss carryforward:(1)
Expiring 2016	$(2,721,819)	$(46,668,527)	$(142,648,691)	$(144,662,145)	$(1,162,324)	$—
Expiring 2017	(35,254,587)	(109,415,161)	(358,977,420)	(372,899,651)	(111,832)	(39,509,738)

Total capital loss carryforward	$(37,976,406)	$(156,083,688)	$(501,626,111)	$(517,561,796)	$(1,274,156)	$(39,509,738)

Timing differences (Post-October Loss Deferrals)	$(17,139,179)	$(31,186,988)	$(73,394,726)	$(78,210,140)	$(207,251)	$—

(1) Expiration occurs on December 31 of the year indicated.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

6. TAX INFORMATION (continued)

As of June 30, 2010, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Equity	Growth and
	Balanced	Growth	Income	Growth	Income	Satellite
	Strategy	Strategy	Strategy	Strategy	Strategies	Strategies

Tax Cost	$781,347,335	$675,439,717	$1,956,912,196	$1,634,195,550	$23,820,746	$590,123,717

Gross unrealized gain	29,265,811	3,270,142	46,916,546	14,270,133	1,121,168	26,637,432
Gross unrealized loss	(100,117,266)	(179,386,595)	(329,019,583)	(352,078,470)	(3,353,676)	(64,801,005)

Net unrealized security loss	$(70,851,455)	$(176,116,453)	$(282,103,037)	$(337,808,337)	$(2,232,508)	$(38,163,573)

The difference between GAAP-basis and tax-basis unrealized gains (losses), as of the most recent fiscal year end, is attributable primarily to wash sales, differences related to the tax treatment of return of capital distributions from Underlying Fund investments and realized losses with respect to transactions between affiliates.

7. OTHER RISKS

Concentration in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

9. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	7,161,809	$69,739,151	19,378,961	$170,318,192
Reinvestment of distributions	322,551	3,124,855	1,783,918	16,372,336
Shares converted from Class B(a)	76,795	746,664	95,124	832,371
Shares redeemed	(9,654,242)	(93,627,423)	(19,166,677)	(168,116,068)

	(2,093,087)	(20,016,753)	2,091,326	19,406,831

Class B Shares
Shares sold	103,468	1,000,541	993,821	8,644,657
Reinvestment of distributions	12,262	119,626	124,686	1,151,462
Shares converted to Class A(a)	(76,874)	(746,664)	(95,256)	(832,371)
Shares redeemed	(470,723)	(4,578,317)	(1,194,092)	(10,401,681)

	(431,867)	(4,204,814)	(170,841)	(1,437,933)

Class C Shares
Shares sold	1,259,458	12,252,795	4,438,066	39,461,968
Reinvestment of distributions	39,393	384,283	370,802	3,425,616
Shares redeemed	(2,502,612)	(24,312,888)	(5,354,179)	(46,369,030)

	(1,203,761)	(11,675,810)	(545,311)	(3,481,446)

Institutional Shares
Shares sold	2,808,911	27,280,692	9,379,953	81,134,335
Reinvestment of distributions	132,772	1,285,417	615,055	5,650,796
Shares redeemed	(3,651,453)	(35,715,349)	(13,907,699)	(116,641,355)

	(709,770)	(7,149,240)	(3,912,691)	(29,856,224)

Service Shares
Shares sold	48,220	472,320	137,770	1,169,841
Reinvestment of distributions	514	4,994	3,109	28,730
Shares redeemed	(67,717)	(656,232)	(284,486)	(2,335,869)

	(18,983)	(178,918)	(143,607)	(1,137,298)

Class IR Shares
Shares sold	94,151	938,817	2,321	22,531
Reinvestment of distributions	385	3,620	74	687
Shares redeemed	(5,093)	(48,321)	—	—

	89,443	894,116	2,395	23,218

Class R Shares
Shares sold	387,211	3,756,741	103,850	901,090
Reinvestment of distributions	2,446	23,689	2,637	24,404
Shares redeemed	(142,079)	(1,408,859)	(20,992)	(182,853)

	247,578	2,371,571	85,495	742,641

NET DECREASE	(4,120,447)	$(39,959,848)	(2,593,234)	$(15,740,211)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Equity Growth Strategy Portfolio				Growth and Income Strategy Portfolio

For the Six Months Ended				For the Six Months Ended
June 30, 2010		For the Fiscal Year Ended		June 30, 2010		For the Fiscal Year Ended
(Unaudited)		December 31, 2009		(Unaudited)		December 31, 2009

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,350,063	$24,045,293	7,191,457	$61,179,876	10,218,549	$100,794,678	25,607,031	$221,718,873
—	—	454,910	4,551,580	811,859	8,011,285	4,962,828	44,957,821
67,464	686,058	134,627	1,128,993	128,301	1,257,357	194,139	1,692,976
(6,156,904)	(62,435,352)	(11,950,178)	(101,016,402)	(25,338,249)	(248,603,857)	(50,729,813)	(436,373,015)

(3,739,377)	(37,704,001)	(4,169,184)	(34,155,953)	(14,179,540)	(138,540,537)	(19,965,815)	(168,003,345)

15,087	151,705	301,149	2,410,812	149,833	1,485,750	1,280,760	10,800,914
—	—	25,533	246,661	34,033	341,871	358,497	3,272,291
(70,085)	(686,058)	(139,819)	(1,128,993)	(128,695)	(1,257,357)	(194,867)	(1,692,976)
(343,164)	(3,396,058)	(880,130)	(7,180,594)	(1,254,468)	(12,357,673)	(2,845,889)	(24,049,070)

(398,162)	(3,930,411)	(693,267)	(5,652,114)	(1,199,297)	(11,787,409)	(1,401,499)	(11,668,841)

953,336	9,234,364	2,510,486	20,388,914	2,226,328	21,863,507	6,096,987	52,600,187
—	—	126,633	1,216,591	104,436	1,046,323	1,091,260	9,912,065
(3,041,022)	(29,854,577)	(6,135,407)	(49,966,388)	(7,545,103)	(74,162,960)	(18,322,609)	(152,518,639)

(2,087,686)	(20,620,213)	(3,498,288)	(28,360,883)	(5,214,339)	(51,253,130)	(11,134,362)	(90,006,387)

623,837	6,307,961	1,862,296	18,151,711	3,851,526	37,549,746	4,623,395	38,747,692
—	—	62,973	636,649	140,391	1,387,185	917,383	8,131,323
(599,497)	(6,185,569)	(1,865,780)	(15,966,819)	(5,878,955)	(59,088,444)	(24,067,952)	(209,658,400)

24,340	122,392	59,489	2,821,541	(1,887,038)	(20,151,513)	(18,527,174)	(162,779,385)

49,946	508,179	159,230	1,369,647	61,615	610,398	192,745	1,635,851
—	—	1,487	14,736	1,165	11,474	15,808	141,331
(159,546)	(1,588,759)	(201,175)	(1,638,416)	(134,160)	(1,336,381)	(577,545)	(5,193,559)

(109,600)	(1,080,580)	(40,458)	(254,033)	(71,380)	(714,509)	(368,992)	(3,416,377)

28,753	291,500	34,818	345,875	17,873	171,510	28,666	280,018
—	—	520	5,159	185	1,816	551	5,261
(11,119)	(107,790)	(4,514)	(43,458)	(28)	(275)	(26,053)	(247,775)

17,634	183,710	30,824	307,576	18,030	173,051	3,164	37,504

98,339	995,281	32,701	289,399	150,136	1,492,060	59,513	578,868
—	—	413	4,131	1,076	10,583	998	9,527
(5,295)	(55,045)	(5,972)	(58,172)	(24,272)	(233,587)	(3,582)	(33,083)

93,044	940,236	27,142	235,358	126,940	1,269,056	56,929	555,312

(6,199,807)	$(62,088,867)	(8,283,742)	$(65,058,508)	(22,406,624)	$(221,004,991)	(51,337,749)	$(435,281,519)

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Growth Strategy Portfolio

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,365,187	$53,143,352	15,369,499	$129,724,776
Reinvestment of distributions	—	—	2,132,491	20,621,763
Shares converted from Class B(a)	255,956	2,507,312	400,549	3,385,575
Shares redeemed	(16,166,432)	(159,308,090)	(34,970,209)	(292,008,184)

	(10,545,289)	(103,657,426)	(17,067,670)	(138,276,070)

Class B Shares
Shares sold	57,131	571,535	904,431	7,344,501
Reinvestment of distributions	—	—	182,706	1,774,105
Shares converted to Class A(a)	(255,615)	(2,507,312)	(400,351)	(3,385,575)
Shares redeemed	(1,132,214)	(11,248,166)	(3,257,044)	(26,836,827)

	(1,330,698)	(13,183,943)	(2,570,258)	(21,103,796)

Class C Shares
Shares sold	1,721,599	16,992,099	4,642,822	38,781,321
Reinvestment of distributions	—	—	613,086	5,904,029
Shares redeemed	(7,456,794)	(73,456,959)	(19,497,753)	(159,885,079)

	(5,735,195)	(56,464,860)	(14,241,845)	(115,199,729)

Institutional Shares
Shares sold	1,935,614	18,930,499	1,749,409	15,507,318
Reinvestment of distributions	—	—	290,760	2,817,464
Shares redeemed	(1,937,623)	(19,285,391)	(3,691,227)	(30,433,849)

	(2,009)	(354,892)	(1,651,058)	(12,109,067)

Service Shares
Shares sold	101,370	1,015,507	255,792	2,006,906
Reinvestment of distributions	—	—	4,999	48,243
Shares redeemed	(171,734)	(1,697,312)	(664,484)	(5,848,633)

	(70,364)	(681,805)	(403,693)	(3,793,484)

Class IR Shares
Shares sold	38,420	374,328	55,944	552,675
Reinvestment of distributions	—	—	1,497	14,356
Shares redeemed	(36,183)	(350,061)	(2,383)	(23,115)

	2,237	24,267	55,058	543,916

Class R Shares
Shares sold	145,677	1,392,750	130,924	1,229,216
Reinvestment of distributions	—	—	3,387	32,239
Shares redeemed	(20,996)	(198,939)	(16,501)	(145,817)

	124,681	1,193,811	117,810	1,115,638

NET INCREASE (DECREASE)	(17,556,637)	$(173,124,848)	(35,761,656)	$(288,822,592)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Income Strategies Portfolio				Satellite Strategies Portfolio

For the Six Months Ended				For the Six Months Ended
June 30, 2010		For the Fiscal Year Ended		June 30, 2010		For the Fiscal Year Ended
(Unaudited)		December 31, 2009		(Unaudited)		December 31, 2009

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

332,065	$2,658,076	810,587	$5,671,047	9,861,353	$72,778,896	11,330,049	$75,981,382
20,488	163,726	49,185	361,955	366,920	2,678,752	527,251	3,618,449
—	—	—	—	—	—	—	—
(456,940)	(3,640,021)	(333,617)	(2,462,122)	(6,900,751)	(49,699,914)	(4,347,440)	(26,803,412)

(104,387)	(818,219)	526,155	3,570,880	3,327,522	25,757,734	7,509,860	52,796,419

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

252,093	2,010,595	270,389	1,867,688	3,870,081	28,381,800	3,547,013	24,319,011
6,949	55,715	15,958	114,563	110,157	801,511	156,055	1,071,988
(190,932)	(1,556,648)	(187,787)	(1,342,631)	(1,042,694)	(7,521,250)	(1,533,555)	(9,270,154)

68,110	509,662	98,560	639,620	2,937,544	21,662,061	2,169,513	16,120,845

47,009	374,083	7,481	57,214	16,055,696	117,237,411	27,011,942	172,669,283
24,254	193,358	67,379	491,101	454,742	3,312,700	667,359	4,604,748
(493,765)	(3,846,868)	(328)	(2,493)	(5,872,074)	(42,886,821)	(4,291,437)	(26,461,675)

(422,502)	(3,279,427)	74,532	545,822	10,638,364	77,663,290	23,387,864	150,812,356

—	—	—	—	414,746	3,016,092	1,600,255	10,964,489
—	—	—	—	21,397	155,802	24,713	176,374
—	—	—	—	(118,661)	(872,046)	(118,477)	(841,695)

—	—	—	—	317,482	2,299,848	1,506,491	10,299,168

45,546	361,889	1	8	1,849,951	13,508,787	851,025	6,200,831
581	4,650	61	449	40,576	296,809	19,565	140,803
(1,793)	(14,033)	(1)	(8)	(900,043)	(6,388,915)	(8,280)	(60,695)

44,334	352,506	61	449	990,484	7,416,681	862,310	6,280,939

37,718	302,310	11	84	44,145	325,988	19,184	139,948
392	3,174	51	368	1,175	8,564	624	4,424
(12,054)	(97,100)	(1)	(8)	(3,405)	(24,711)	(1,753)	(11,295)

26,056	208,384	61	444	41,915	309,841	18,055	133,077

(388,389)	$(3,027,094)	699,369	$4,757,215	18,253,311	$135,109,455	35,454,093	$236,442,804

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$9.65	$0.06	$(0.30)	$(0.24)	$(0.07)	$—	$(0.07)
2010 - B	9.65	0.03	(0.30)	(0.27)	(0.04)	—	(0.04)
2010 - C	9.65	0.03	(0.30)	(0.27)	(0.04)	—	(0.04)
2010 - Institutional	9.66	0.08	(0.30)	(0.22)	(0.09)	—	(0.09)
2010 - Service	9.67	0.06	(0.29)	(0.23)	(0.07)	—	(0.07)
2010 - IR	9.64	0.07	(0.29)	(0.22)	(0.09)	—	(0.09)
2010 - R	9.62	0.06	(0.30)	(0.24)	(0.07)	—	(0.07)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	8.39	0.36	1.29	1.65	(0.39)	—	(0.39)
2009 - B	8.39	0.29	1.29	1.58	(0.32)	—	(0.32)
2009 - C	8.39	0.29	1.29	1.58	(0.32)	—	(0.32)
2009 - Institutional	8.39	0.40	1.29	1.69	(0.42)	—	(0.42)
2009 - Service	8.41	0.33	1.31	1.64	(0.38)	—	(0.38)
2009 - IR	8.38	0.51	1.16	1.67	(0.41)	—	(0.41)
2009 - R	8.38	0.46	1.16	1.62	(0.38)	—	(0.38)

2008 - A	11.08	0.30	(2.54)	(2.24)	(0.30)	(0.15)	(0.45)
2008 - B	11.08	0.22	(2.53)	(2.31)	(0.23)	(0.15)	(0.38)
2008 - C	11.08	0.22	(2.53)	(2.31)	(0.23)	(0.15)	(0.38)
2008 - Institutional	11.09	0.35	(2.56)	(2.21)	(0.34)	(0.15)	(0.49)
2008 - Service	11.10	0.30	(2.55)	(2.25)	(0.29)	(0.15)	(0.44)
2008 - IR	11.07	0.32	(2.53)	(2.21)	(0.33)	(0.15)	(0.48)
2008 - R	11.07	0.34	(2.60)	(2.26)	(0.28)	(0.15)	(0.43)

2007 - A	11.21	0.33	0.20	0.53	(0.34)	(0.32)	(0.66)
2007 - B	11.21	0.24	0.20	0.44	(0.25)	(0.32)	(0.57)
2007 - C	11.21	0.25	0.19	0.44	(0.25)	(0.32)	(0.57)
2007 - Institutional	11.22	0.37	0.20	0.57	(0.38)	(0.32)	(0.70)
2007 - Service	11.23	0.28	0.23	0.51	(0.32)	(0.32)	(0.64)
2007 - IR (Commenced November 30, 2007)	11.63	0.11	(0.16)	(0.05)	(0.19)	(0.32)	(0.51)
2007 - R (Commenced November 30, 2007)	11.63	0.11	(0.16)	(0.05)	(0.19)	(0.32)	(0.51)

2006 - A	10.89	0.29	0.89	1.18	(0.34)	(0.52)	(0.86)
2006 - B	10.89	0.19	0.91	1.10	(0.26)	(0.52)	(0.78)
2006 - C	10.90	0.21	0.88	1.09	(0.26)	(0.52)	(0.78)
2006 - Institutional	10.89	0.31	0.93	1.24	(0.39)	(0.52)	(0.91)
2006 - Service	10.91	0.29	0.88	1.17	(0.33)	(0.52)	(0.85)

2005 - A	10.79	0.28	0.32	0.60	(0.22)	(0.28)	(0.50)
2005 - B	10.78	0.17	0.36	0.53	(0.14)	(0.28)	(0.42)
2005 - C	10.80	0.19	0.33	0.52	(0.14)	(0.28)	(0.42)
2005 - Institutional	10.78	0.32	0.33	0.65	(0.26)	(0.28)	(0.54)
2005 - Service	10.80	0.23	0.37	0.60	(0.21)	(0.28)	(0.49)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$9.34	(2.48)%	$410,513	0.59	%(e)	0.63	%(e)	1.32	%(e)	15%
9.34	(2.86)	32,653	1.34	(e)	1.38	(e)	0.56	(e)	15
9.34	(2.86)	128,914	1.34	(e)	1.38	(e)	0.56	(e)	15
9.35	(2.28)	129,673	0.19	(e)	0.23	(e)	1.72	(e)	15
9.37	(2.42)	3,415	0.69	(e)	0.73	(e)	1.22	(e)	15
9.33	(2.35)	866	0.34	(e)	0.38	(e)	1.55	(e)	15
9.31	(2.54)	3,125	0.84	(e)	0.88	(e)	1.25	(e)	15

9.65	19.94	444,114	0.59		0.65		4.03		58
9.65	19.03	37,883	1.34		1.40		3.27		58
9.65	19.05	144,726	1.34		1.40		3.26		58
9.66	20.53	140,770	0.19		0.25		4.43		58
9.67	19.75	3,710	0.69		0.75		3.74		58
9.64	20.28	32	0.34		0.40		5.65		58
9.62	19.66	848	0.84		0.90		5.01		58

8.39	(20.35)	368,640	0.59		0.65		2.97		52
8.39	(20.96)	34,376	1.34		1.40		2.15		52
8.39	(20.96)	130,433	1.34		1.40		2.15		52
8.39	(20.10)	155,233	0.19		0.25		3.54		52
8.41	(20.42)	4,433	0.69		0.75		2.93		52
8.38	(20.17)	8	0.34		0.40		3.15		52
8.38	(20.57)	22	0.84		0.90		3.52		52

11.08	4.66	365,794	0.59		0.66		2.91		34
11.08	3.96	41,072	1.34		1.41		2.05		34
11.08	3.92	159,007	1.34		1.41		2.18		34
11.09	5.15	130,286	0.19		0.26		3.20		34
11.10	4.61	5,973	0.70		0.77		2.44		34
11.07	(0.38)	10	0.34	(e)	0.35	(e)	0.96	(f)	34
11.07	(0.43)	10	0.84	(e)	0.85	(e)	1.00	(f)	34

11.21	11.09	225,576	0.59		0.68		2.60		89
11.21	10.16	33,894	1.34		1.43		1.70		89
11.21	10.22	92,178	1.34		1.43		1.86		89
11.22	11.50	91,738	0.19		0.28		2.77		89
11.23	10.87	3,514	0.69		0.78		2.54		89

10.89	5.63	108,661	0.59		0.77		2.50		90
10.89	4.93	31,648	1.34		1.53		1.60		90
10.90	4.87	42,448	1.34		1.52		1.69		90
10.89	6.12	118,291	0.19		0.33		2.83		90
10.91	5.59	1,798	0.69		0.88		2.14		90

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$10.24	$— (e)	$(0.97)	$(0.97)	$—	$—	$—
2010 - B	9.88	(0.04)	(0.93)	(0.97)	—	—	—
2010 - C	9.84	(0.04)	(0.93)	(0.97)	—	—	—
2010 - Institutional	10.35	0.02	(0.98)	(0.96)	—	—	—
2010 - Service	10.14	(0.01)	(0.96)	(0.97)	—	—	—
2010 - IR	10.16	0.01	(0.96)	(0.95)	—	—	—
2010 - R	10.22	— (e)	(0.98)	(0.98)	—	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	8.04	0.16	2.19	2.35	(0.15)	—	(0.15)
2009 - B	7.77	0.09	2.10	2.19	(0.08)	—	(0.08)
2009 - C	7.73	0.09	2.10	2.19	(0.08)	—	(0.08)
2009 - Institutional	8.12	0.19	2.23	2.42	(0.19)	—	(0.19)
2009 - Service	7.96	0.15	2.17	2.32	(0.14)	—	(0.14)
2009 - IR	7.98	0.84	1.53	2.37	(0.19)	—	(0.19)
2009 - R	8.01	0.27	2.09	2.36	(0.15)	—	(0.15)

2008 - A	15.63	0.19	(6.87)	(6.68)	(0.25)	(0.66)	(0.91)
2008 - B	15.10	0.10	(6.61)	(6.51)	(0.16)	(0.66)	(0.82)
2008 - C	15.03	0.10	(6.58)	(6.48)	(0.16)	(0.66)	(0.82)
2008 - Institutional	15.81	0.26	(6.98)	(6.72)	(0.31)	(0.66)	(0.97)
2008 - Service	15.50	0.19	(6.83)	(6.64)	(0.24)	(0.66)	(0.90)
2008 - IR	15.57	0.24	(6.88)	(6.64)	(0.29)	(0.66)	(0.95)
2008 - R	15.57	0.19	(6.87)	(6.68)	(0.22)	(0.66)	(0.88)

2007 - A	16.04	0.29	0.48	0.77	(0.49)	(0.69)	(1.18)
2007 - B	15.55	0.14	0.49	0.63	(0.39)	(0.69)	(1.08)
2007 - C	15.48	0.15	0.48	0.63	(0.39)	(0.69)	(1.08)
2007 - Institutional	16.20	0.45	0.40	0.85	(0.55)	(0.69)	(1.24)
2007 - Service	15.92	0.28	0.47	0.75	(0.48)	(0.69)	(1.17)
2007 - IR (Commenced November 30, 2007)	17.08	0.27	(0.54)	(0.27)	(0.55)	(0.69)	(1.24)
2007 - R (Commenced November 30, 2007)	17.08	0.26	(0.53)	(0.27)	(0.55)	(0.69)	(1.24)

2006 - A	13.82	0.15	2.70	2.85	(0.25)	(0.38)	(0.63)
2006 - B	13.42	(0.01)	2.65	2.64	(0.13)	(0.38)	(0.51)
2006 - C	13.40	0.03	2.60	2.63	(0.17)	(0.38)	(0.55)
2006 - Institutional	13.94	0.20	2.73	2.93	(0.29)	(0.38)	(0.67)
2006 - Service	13.75	0.26	2.55	2.81	(0.26)	(0.38)	(0.64)

2005 - A	12.30	0.06	1.48	1.54	(0.02)	—	(0.02)
2005 - B	12.01	(0.05)	1.46	1.41	—	—	—
2005 - C	11.99	(0.04)	1.45	1.41	—	—	—
2005 - Institutional	12.40	0.16	1.45	1.61	(0.07)	—	(0.07)
2005 - Service	12.24	0.05	1.47	1.52	(0.01)	—	(0.01)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Amount is less than $0.005 per share.

(f)	Annualized.

(g)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$9.27	(9.47)%	$273,670	0.59	%(f)	0.66	%(f)	(0.01	)%(f)	11%
8.91	(9.82)	26,309	1.34	(f)	1.41	(f)	(0.76	)(f)	11
8.87	(9.86)	145,855	1.34	(f)	1.41	(f)	(0.76	)(f)	11
9.39	(9.28)	46,427	0.19	(f)	0.26	(f)	0.41	(f)	11
9.17	(9.57)	3,311	0.69	(f)	0.76	(f)	(0.13	)(f)	11
9.21	(9.35)	453	0.34	(f)	0.41	(f)	0.27	(f)	11
9.24	(9.59)	1,117	0.84	(f)	0.91	(f)	(0.07	)(f)	11

10.24	29.26	340,567	0.59		0.67		1.81		34
9.88	28.22	33,103	1.34		1.42		1.01		34
9.84	28.39	182,232	1.34		1.42		1.02		34
10.35	29.81	50,926	0.19		0.27		2.22		34
10.14	29.22	4,770	0.69		0.77		1.76		34
10.16	29.70	320	0.34		0.42		8.65		34
10.22	29.56	285	0.84		0.92		2.92		34

8.04	(42.52)	300,859	0.59		0.66		1.43		22
7.77	(42.91)	31,403	1.34		1.41		0.80		22
7.73	(42.93)	170,281	1.34		1.41		0.76		22
8.12	(42.28)	39,471	0.19		0.26		2.01		22
7.96	(42.59)	4,069	0.69		0.76		1.48		22
7.98	(42.41)	6	0.34		0.41		1.87		22
8.01	(42.64)	6	0.84		0.91		1.43		22

15.63	4.97	631,909	0.60		0.64		1.70		33
15.10	4.16	59,979	1.35		1.39		0.86		33
15.03	4.23	341,389	1.35		1.39		0.94		33
15.81	5.41	76,432	0.20		0.24		2.66		33
15.50	4.88	8,039	0.70		0.74		1.68		33
15.57	(1.41)	10	0.34	(f)	0.35	(f)	1.64	(g)	33
15.57	(1.46)	10	0.84	(f)	0.85	(f)	1.59	(g)	33

16.04	20.64	328,625	0.59		0.68		1.01		35
15.55	19.71	38,904	1.34		1.43		(0.05)		35
15.48	19.68	178,989	1.34		1.43		0.24		35
16.20	21.05	25,864	0.19		0.28		1.29		35
15.92	20.50	2,917	0.69		0.78		1.71		35

13.82	12.55	111,758	0.59		0.82		0.50		32
13.42	11.74	30,069	1.34		1.58		(0.38)		32
13.40	11.76	65,904	1.34		1.57		(0.30)		32
13.94	12.96	15,256	0.19		0.40		1.21		32
13.75	12.44	354	0.69		0.91		0.39		32

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$9.81	$0.05	$(0.54)	$(0.49)	$(0.07)	$—	$(0.07)
2010 - B	9.79	0.01	(0.53)	(0.52)	(0.03)	—	(0.03)
2010 - C	9.76	0.01	(0.53)	(0.52)	(0.03)	—	(0.03)
2010 - Institutional	9.84	0.07	(0.54)	(0.47)	(0.09)	—	(0.09)
2010 - Service	9.79	0.04	(0.52)	(0.48)	(0.07)	—	(0.07)
2010 - IR	9.79	0.07	(0.55)	(0.48)	(0.08)	—	(0.08)
2010 - R	9.78	0.05	(0.55)	(0.50)	(0.06)	—	(0.06)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	8.11	0.35	1.71	2.06	(0.36)	—	(0.36)
2009 - B	8.10	0.29	1.70	1.99	(0.30)	—	(0.30)
2009 - C	8.07	0.28	1.71	1.99	(0.30)	—	(0.30)
2009 - Institutional	8.14	0.34	1.76	2.10	(0.40)	—	(0.40)
2009 - Service	8.10	0.32	1.72	2.04	(0.35)	—	(0.35)
2009 - IR	8.10	0.28	1.79	2.07	(0.38)	—	(0.38)
2009 - R	8.10	0.75	1.28	2.03	(0.35)	—	(0.35)

2008 - A	12.88	0.28	(4.38)	(4.10)	(0.32)	(0.35)	(0.67)
2008 - B	12.85	0.20	(4.36)	(4.16)	(0.24)	(0.35)	(0.59)
2008 - C	12.81	0.20	(4.35)	(4.15)	(0.24)	(0.35)	(0.59)
2008 - Institutional	12.92	0.33	(4.39)	(4.06)	(0.37)	(0.35)	(0.72)
2008 - Service	12.86	0.29	(4.39)	(4.10)	(0.31)	(0.35)	(0.66)
2008 - IR	12.87	0.33	(4.40)	(4.07)	(0.35)	(0.35)	(0.70)
2008 - R	12.87	0.26	(4.38)	(4.12)	(0.30)	(0.35)	(0.65)

2007 - A	12.95	0.31	0.34	0.65	(0.41)	(0.31)	(0.72)
2007 - B	12.92	0.21	0.35	0.56	(0.32)	(0.31)	(0.63)
2007 - C	12.89	0.22	0.33	0.55	(0.32)	(0.31)	(0.63)
2007 - Institutional	12.98	0.36	0.35	0.71	(0.46)	(0.31)	(0.77)
2007 - Service	12.92	0.27	0.38	0.65	(0.40)	(0.31)	(0.71)
2007 - IR (Commenced November 30, 2007)	13.61	0.16	(0.27)	(0.11)	(0.32)	(0.31)	(0.63)
2007 - R (Commenced November 30, 2007)	13.61	0.16	(0.28)	(0.12)	(0.31)	(0.31)	(0.62)

2006 - A	12.18	0.26	1.42	1.68	(0.33)	(0.58)	(0.91)
2006 - B	12.16	0.14	1.44	1.58	(0.24)	(0.58)	(0.82)
2006 - C	12.14	0.17	1.41	1.58	(0.25)	(0.58)	(0.83)
2006 - Institutional	12.21	0.30	1.43	1.73	(0.38)	(0.58)	(0.96)
2006 - Service	12.16	0.23	1.43	1.66	(0.32)	(0.58)	(0.90)

2005 - A	11.46	0.33	0.69	1.02	(0.24)	(0.06)	(0.30)
2005 - B	11.45	0.19	0.73	0.92	(0.15)	(0.06)	(0.21)
2005 - C	11.43	0.21	0.72	0.93	(0.16)	(0.06)	(0.22)
2005 - Institutional	11.49	0.42	0.64	1.06	(0.28)	(0.06)	(0.34)
2005 - Service	11.44	0.26	0.75	1.01	(0.23)	(0.06)	(0.29)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$9.25	(5.03)%	$1,069,277	0.59	%(e)	0.62	%(e)	0.98	%(e)	14%
9.24	(5.31)	98,804	1.34	(e)	1.37	(e)	0.23	(e)	14
9.21	(5.32)	352,546	1.34	(e)	1.37	(e)	0.23	(e)	14
9.28	(4.82)	135,707	0.19	(e)	0.22	(e)	1.38	(e)	14
9.24	(4.99)	5,117	0.69	(e)	0.72	(e)	0.88	(e)	14
9.23	(4.90)	203	0.34	(e)	0.37	(e)	1.36	(e)	14
9.22	(5.12)	1,721	0.84	(e)	0.87	(e)	0.98	(e)	14

9.81	25.87	1,272,519	0.59		0.63		4.04		40
9.79	24.84	116,466	1.34		1.38		3.31		40
9.76	24.92	424,560	1.34		1.38		3.23		40
9.84	26.27	162,453	0.19		0.23		3.95		40
9.79	25.63	6,124	0.69		0.73		3.69		40
9.79	25.99	39	0.34		0.38		2.94		40
9.78	25.50	583	0.84		0.88		8.02		40

8.11	(31.94)	1,214,344	0.59		0.63		2.49		39
8.10	(32.40)	107,669	1.34		1.38		1.79		39
8.07	(32.42)	441,004	1.34		1.38		1.76		39
8.14	(31.63)	285,106	0.19		0.23		2.90		39
8.10	(31.98)	8,051	0.69		0.73		2.60		39
8.10	(31.79)	7	0.34		0.38		2.89		39
8.10	(32.12)	22	0.84		0.88		2.29		39

12.88	5.12	2,088,839	0.59		0.61		2.34		36
12.85	4.37	178,132	1.34		1.36		1.54		36
12.81	4.35	755,381	1.34		1.36		1.63		36
12.92	5.49	435,385	0.19		0.21		2.68		36
12.86	5.08	11,941	0.70		0.72		2.04		36
12.87	(0.74)	10	0.34	(e)	0.34	(e)	1.24	(f)	36
12.87	(0.79)	10	0.84	(e)	0.84	(e)	1.20	(f)	36

12.95	13.95	1,282,452	0.59		0.63		2.02		84
12.92	13.05	123,497	1.34		1.38		1.10		84
12.89	13.06	418,813	1.34		1.38		1.31		84
12.98	14.41	249,858	0.19		0.23		2.30		84
12.92	13.76	5,248	0.69		0.73		1.82		84

12.18	8.99	496,785	0.59		0.71		2.73		53
12.16	8.09	93,433	1.34		1.46		1.61		53
12.14	8.15	149,581	1.34		1.46		1.78		53
12.21	9.37	175,272	0.19		0.28		3.37		53
12.16	8.87	3,245	0.69		0.82		2.25		53

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(loss)(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$9.87	$0.03	(d)	$(0.79)	$(0.76)	$—	$—	$—
2010 - B	9.91	(0.01	)(d)	(0.79)	(0.80)	—	—	—
2010 - C	9.83	(0.01	)(d)	(0.79)	(0.80)	—	—	—
2010 - Institutional	9.89	0.05	(d)	(0.80)	(0.75)	—	—	—
2010 - Service	9.85	0.02	(d)	(0.79)	(0.77)	—	—	—
2010 - IR	9.79	0.04	(d)	(0.79)	(0.75)	—	—	—
2010 - R	9.71	0.02	(d)	(0.78)	(0.76)	—	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	7.87	0.24	(d)	2.00	2.24	(0.24)	—	(0.24)
2009 - B	7.90	0.17	(d)	2.01	2.18	(0.17)	—	(0.17)
2009 - C	7.83	0.16	(d)	2.01	2.17	(0.17)	—	(0.17)
2009 - Institutional	7.88	0.27	(d)	2.02	2.29	(0.28)	—	(0.28)
2009 - Service	7.84	0.19	(d)	2.04	2.23	(0.22)	—	(0.22)
2009 - IR	7.81	0.88	(d)	1.38	2.26	(0.28)	—	(0.28)
2009 - R	7.78	0.60	(d)	1.59	2.19	(0.26)	—	(0.26)

2008 - A	14.35	0.28		(5.95)	(5.67)	(0.31)	(0.50)	(0.81)
2008 - B	14.34	0.18		(5.91)	(5.73)	(0.21)	(0.50)	(0.71)
2008 - C	14.22	0.17		(5.85)	(5.68)	(0.21)	(0.50)	(0.71)
2008 - Institutional	14.41	0.31		(5.97)	(5.66)	(0.37)	(0.50)	(0.87)
2008 - Service	14.29	0.27		(5.93)	(5.66)	(0.29)	(0.50)	(0.79)
2008 - IR	14.29	0.30		(5.93)	(5.63)	(0.35)	(0.50)	(0.85)
2008 - R	14.29	0.27		(5.94)	(5.67)	(0.34)	(0.50)	(0.84)

2007 - A	14.57	0.30	(d)	0.35	0.65	(0.45)	(0.42)	(0.87)
2007 - B	14.58	0.18	(d)	0.35	0.53	(0.35)	(0.42)	(0.77)
2007 - C	14.46	0.18	(d)	0.35	0.53	(0.35)	(0.42)	(0.77)
2007 - Institutional	14.61	0.33	(d)	0.39	0.72	(0.50)	(0.42)	(0.92)
2007 - Service	14.53	0.32	(d)	0.31	0.63	(0.45)	(0.42)	(0.87)
2007 - IR (Commenced November 30, 2007)	15.41	0.22	(d)	(0.41)	(0.19)	(0.51)	(0.42)	(0.93)
2007 - R (Commenced November 30, 2007)	15.41	0.21	(d)	(0.41)	(0.20)	(0.50)	(0.42)	(0.92)

2006 - A	13.00	0.22	(d)	2.00	2.22	(0.26)	(0.39)	(0.65)
2006 - B	13.02	0.08	(d)	2.03	2.11	(0.16)	(0.39)	(0.55)
2006 - C	12.94	0.11	(d)	1.99	2.10	(0.19)	(0.39)	(0.58)
2006 - Institutional	13.02	0.27	(d)	2.01	2.28	(0.30)	(0.39)	(0.69)
2006 - Service	12.95	0.17	(d)	2.04	2.21	(0.24)	(0.39)	(0.63)

2005 - A	11.88	0.20	(d)	1.06	1.26	(0.14)	—	(0.14)
2005 - B	11.90	0.07	(d)	1.09	1.16	(0.04)	—	(0.04)
2005 - C	11.86	0.09	(d)	1.06	1.15	(0.07)	—	(0.07)
2005 - Institutional	11.88	0.23	(d)	1.08	1.31	(0.17)	—	(0.17)
2005 - Service	11.83	0.17	(d)	1.07	1.24	(0.12)	—	(0.12)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(d)	Calculated based on the average shares outstanding methodology.

(e)	Annualized.

(f)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$9.11	(7.70)%	$736,191	0.59	%(e)	0.63	%(e)	0.53	%(e)	12%
9.11	(8.07)	92,840	1.34	(e)	1.38	(e)	(0.22	)(e)	12
9.03	(8.14)	356,543	1.34	(e)	1.38	(e)	(0.22	)(e)	12
9.14	(7.58)	98,381	0.19	(e)	0.23	(e)	0.94	(e)	12
9.08	(7.82)	5,982	0.69	(e)	0.73	(e)	0.45	(e)	12
9.04	(7.66)	525	0.34	(e)	0.38	(e)	0.74	(e)	12
8.95	(7.83)	2,206	0.84	(e)	0.88	(e)	0.38	(e)	12

9.87	28.55	902,200	0.59		0.64		2.73		39
9.91	27.64	114,216	1.34		1.39		1.97		39
9.83	27.74	444,309	1.34		1.39		1.92		39
9.89	29.12	106,456	0.19		0.24		3.16		39
9.85	28.48	7,182	0.69		0.74		2.29		39
9.79	29.00	546	0.34		0.39		9.20		39
9.71	28.27	1,184	0.84		0.89		6.30		39

7.87	(39.31)	853,210	0.59		0.64		1.95		33
7.90	(39.76)	111,318	1.34		1.39		1.25		33
7.83	(39.77)	465,634	1.34		1.39		1.21		33
7.88	(39.09)	97,798	0.19		0.24		2.63		33
7.84	(39.38)	8,881	0.69		0.74		1.79		33
7.81	(39.21)	6	0.34		0.39		2.39		33
7.78	(39.44)	32	0.84		0.89		2.18		33

14.35	4.58	1,756,012	0.60		0.62		1.96		36
14.34	3.74	222,083	1.35		1.37		1.18		36
14.22	3.79	955,014	1.35		1.37		1.20		36
14.41	5.00	206,475	0.20		0.22		2.15		36
14.29	4.42	18,224	0.70		0.72		2.11		36
14.29	(1.14)	10	0.34	(e)	0.34	(e)	1.47	(f)	36
14.29	(1.19)	10	0.84	(e)	0.84	(e)	1.43	(f)	36

14.57	17.14	1,007,967	0.59		0.63		1.56		51
14.58	16.26	139,356	1.34		1.38		0.59		51
14.46	16.28	544,678	1.34		1.38		0.80		51
14.61	17.64	175,684	0.19		0.23		1.93		51
14.53	17.06	4,766	0.69		0.73		1.20		51

13.00	10.60	299,961	0.59		0.72		1.58		48
13.02	9.76	88,741	1.34		1.48		0.61		48
12.94	9.67	173,355	1.34		1.47		0.77		48
13.02	11.05	75,132	0.19		0.31		1.81		48
12.95	10.49	3,421	0.69		0.82		1.35		48

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net		From net
	beginning	investment		and unrealized	investment	investment		realized	Total
Year - Share Class	of period	income(a)(b)		gain (loss)	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$7.96	$0.15		$(0.19)	$(0.04)	$(0.14)		$—	$(0.14)
2010 - C	8.00	0.12		(0.19)	(0.07)	(0.11)		—	(0.11)
2010 - Institutional	7.95	0.17		(0.19)	(0.02)	(0.16)		—	(0.16)
2010 - IR	7.95	0.19		(0.22)	(0.03)	(0.15)		—	(0.15)
2010 - R	7.99	0.16		(0.21)	(0.05)	(0.13)		—	(0.13)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	6.57	0.39		1.37	1.76	(0.37)		—	(0.37)
2009 - C	6.56	0.33		1.37	1.70	(0.26)		—	(0.26)
2009 - Institutional	6.57	0.40		1.40	1.80	(0.42)		—	(0.42)
2009 - IR	6.57	0.39		1.38	1.77	(0.39)		—	(0.39)
2009 - R	6.57	0.36		1.39	1.75	(0.33)		—	(0.33)

2008 - A	9.75	0.35		(2.92)	(2.57)	(0.39	)(f)	(0.22)	(0.61)
2008 - C	9.74	0.29		(2.92)	(2.63)	(0.33	)(f)	(0.22)	(0.55)
2008 - Institutional	9.75	0.38		(2.92)	(2.54)	(0.42	)(f)	(0.22)	(0.64)
2008 - IR	9.75	0.37		(2.92)	(2.55)	(0.41	)(f)	(0.22)	(0.63)
2008 - R	9.75	0.33		(2.91)	(2.58)	(0.38	)(f)	(0.22)	(0.60)

FOR THE PERIOD ENDED DECEMBER 31,

2007 - A (Commenced March 30, 2007)	10.00	0.34	(g)	(0.25)	0.09	(0.34)		—	(0.34)
2007 - C (Commenced March 30, 2007)	10.00	0.31	(g)	(0.27)	0.04	(0.30)		—	(0.30)
2007 - Institutional (Commenced March 30, 2007)	10.00	0.36	(g)	(0.24)	0.12	(0.37)		—	(0.37)
2007 - IR (Commenced November 30, 2007)	9.97	0.12		(0.19)	(0.07)	(0.15)		—	(0.15)
2007 - R (Commenced November 30, 2007)	9.97	0.11		(0.18)	(0.07)	(0.15)		—	(0.15)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	Includes a distribution from capital of $0.03 per share.

(g)	Includes non-recurring expense for a special shareholder proxy meeting which amounted to approximately $0.01 per share and approximately 0.07% of average net assets.

(h)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$7.78	(0.55)%	$9,565	0.57	%(e)	1.45	%(e)	3.80	%(e)	40%
7.82	(0.92)	5,101	1.32	(e)	2.20	(e)	3.12	(e)	40
7.77	(0.22)	6,208	0.17	(e)	1.05	(e)	4.26	(e)	40
7.77	(0.41)	354	0.32	(e)	1.20	(e)	4.80	(e)	40
7.81	(0.66)	212	0.82	(e)	1.70	(e)	3.88	(e)	40

7.96	27.39	10,619	0.57		1.76		5.44		34
8.00	26.53	4,674	1.32		2.51		4.64		34
7.95	27.92	9,708	0.17		1.36		5.73		34
7.95	27.73	9	0.32		1.51		5.57		34
7.99	27.23	9	0.82		2.01		5.07		34

6.57	(26.81)	5,305	0.57		2.17		4.03		98
6.56	(27.36)	3,188	1.32		2.92		3.33		98
6.57	(26.59)	7,541	0.17		1.77		4.38		98
6.57	(26.75)	7	0.32		1.92		4.25		98
6.57	(27.01)	7	0.82		2.42		3.74		98

9.75	0.83	5,969	0.64	(e)(g)	3.36	(e)(g)	4.50	(e)(g)	36
9.74	0.24	2,960	1.39	(e)(g)	4.11	(e)(g)	4.08	(e)(g)	36
9.75	1.20	11,934	0.24	(e)(g)	2.96	(e)(g)	4.74	(e)(g)	36
9.75	(0.67)	10	0.32	(e)	0.68	(e)	1.17	(h)	36
9.75	(0.71)	10	0.82	(e)	1.18	(e)	1.13	(h)	36

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$7.34	$0.14		$(0.31)	$(0.17)	$(0.14)	$—	$(0.14)
2010 - C	7.31	0.11		(0.30)	(0.19)	(0.12)	—	(0.12)
2010 - Institutional	7.33	0.15		(0.30)	(0.15)	(0.16)	—	(0.16)
2010 - Service	7.31	0.13		(0.30)	(0.17)	(0.14)	—	(0.14)
2010 - IR	7.34	0.15		(0.32)	(0.17)	(0.15)	—	(0.15)
2010 - R	7.32	0.15		(0.32)	(0.17)	(0.14)	—	(0.14)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	5.58	0.36		1.69	2.05	(0.27)	(0.02)	(0.29)
2009 - C	5.56	0.31		1.69	2.00	(0.23)	(0.02)	(0.25)
2009 - Institutional	5.57	0.42		1.66	2.08	(0.30)	(0.02)	(0.32)
2009 - Service	5.56	0.53		1.51	2.04	(0.27)	(0.02)	(0.29)
2009 - IR	5.58	0.96		1.11	2.07	(0.29)	(0.02)	(0.31)
2009 - R	5.57	0.50		1.53	2.03	(0.26)	(0.02)	(0.28)

2008 - A	10.18	0.28		(4.51)	(4.23)	(0.33)	(0.04)	(0.37)
2008 - C	10.15	0.23		(4.51)	(4.28)	(0.27)	(0.04)	(0.31)
2008 - Institutional	10.17	0.35		(4.55)	(4.20)	(0.36)	(0.04)	(0.40)
2008 - Service (Commenced August 29, 2008)	9.30	0.13		(3.60)	(3.47)	(0.23)	(0.04)	(0.27)
2008 - IR	10.17	0.27		(4.47)	(4.20)	(0.35)	(0.04)	(0.39)
2008 - R	10.17	0.29		(4.54)	(4.25)	(0.31)	(0.04)	(0.35)

FOR THE PERIOD ENDED DECEMBER 31,

2007 - A (Commenced March 30, 2007)	10.00	0.51	(f)	0.03	0.54	(0.31)	(0.05)	(0.36)
2007 - C (Commenced March 30, 2007)	10.00	0.46	(f)	0.02	0.48	(0.28)	(0.05)	(0.33)
2007 - Institutional (Commenced March 30, 2007)	10.00	0.38	(f)	0.17	0.55	(0.33)	(0.05)	(0.38)
2007 - IR (Commenced November 30, 2007)	10.51	0.16		(0.23)	(0.07)	(0.22)	(0.05)	(0.27)
2007 - R (Commenced November 30, 2007)	10.51	0.15		(0.22)	(0.07)	(0.22)	(0.05)	(0.27)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	Includes non-recurring expense for a special shareholder proxy meeting which amounted to approximately $0.004 per share and approximately 0.04% of average net assets.

(g)	The ratio is not annualized as the Portfolio’s income for the fiscal year ended December 31 did not correlate to the income earned during the class’ period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$7.03	(2.33)%	$149,192	0.57	%(e)	0.63	%(e)	3.79	%(e)	9%
7.00	(2.67)	69,351	1.32	(e)	1.38	(e)	3.07	(e)	9
7.02	(2.14)	307,313	0.17	(e)	0.23	(e)	4.20	(e)	9
7.00	(2.38)	13,053	0.67	(e)	0.73	(e)	3.68	(e)	9
7.02	(2.34)	13,013	0.32	(e)	0.38	(e)	4.17	(e)	9
7.01	(2.43)	447	0.82	(e)	0.88	(e)	4.06	(e)	9

7.34	37.31	131,389	0.57		0.71		5.66		58
7.31	36.29	50,972	1.32		1.46		4.81		58
7.33	37.89	242,969	0.17		0.31		6.37		58
7.31	37.17	11,311	0.67		0.81		7.60		58
7.34	37.70	6,331	0.32		0.46		13.43		58
7.32	36.96	160	0.82		0.96		7.44		58

5.58	(41.99)	57,958	0.57		0.84		3.27		50
5.56	(42.43)	26,696	1.32		1.59		2.67		50
5.57	(41.81)	54,327	0.17		0.44		4.24		50
5.56	(37.37)	222	0.67	(e)	0.94	(e)	2.20	(g)	50
5.58	(41.79)	4	0.32		0.59		2.92		50
5.57	(42.16)	21	0.82		1.09		3.55		50

10.18	5.48	28,671	0.65	(e)(f)	2.26	(e)(f)	6.53	(e)(f)	52
10.15	4.80	13,312	1.40	(e)(f)	3.01	(e)(f)	5.92	(e)(f)	52
10.17	5.57	13,356	0.25	(e)(f)	1.86	(e)(f)	4.93	(e)(f)	52
10.17	(0.61)	10	0.32	(e)	0.45	(e)	1.51	(g)	52
10.17	(0.65)	10	0.82	(e)	0.95	(e)	1.46	(g)	52

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background
The Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, Goldman Sachs Equity Growth Strategy Portfolio, Goldman Sachs Income Strategies Portfolio and Goldman Sachs Satellite Strategies Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.
The Management Agreement was most recently approved for continuation until June 30, 2011 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2010 (the “Annual Meeting”).
The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held three meetings over the course of the year, since last approving the Management Agreement. At those Committee meetings, regularly scheduled Board meetings and/or the Annual Meeting, the Board, or the Independent Trustees, as applicable, considered matters relating to the Management Agreement, including:
(a) the nature and quality of the advisory, administrative and other services provided to the Portfolios and the underlying funds in which they invest (“Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams;
(ii) the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services and operations), controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, market risk analysis and finance and strategy), sales and distribution support groups and others (e.g., information technology and training);
(iii) trends in headcount;
(iv) the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v) the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b) information on the investment performance of the Portfolios and Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and benchmark performance indices, and general investment outlooks in the markets in which the Portfolios and Underlying Funds invest;
(c) the terms of the Management Agreement and agreements with affiliated service providers entered into by the Trust on behalf of the Portfolios;
(d) expense information for the Portfolios, including:
(i) the relative management fee and expense levels of the Portfolios as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider; and
(ii) each Portfolio’s expense trends over time;
(e) with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolios;
(f) the undertakings of the Investment Adviser to reimburse certain expenses of the Portfolios and Underlying Funds that exceed specified levels;
(g) information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of each of the Portfolios and the Trust as a whole to the Investment Adviser and its affiliates;
(h) potential economies of scale, if any, and the levels of breakpoints in the fees payable by the Underlying Funds;
(i) a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolios and/or the Underlying Funds for transfer agency, securities lending, portfolio brokerage, distribution and other services;

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j) a summary of potential benefits derived by the Portfolios and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(k) commission rates paid by certain Underlying Funds, an update on the Investment Adviser’s soft dollars practices and other portfolio trading related issues;
(l) portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined, the alignment of the interests of the Portfolios and of the portfolio managers and related potential conflicts of interest; and the number and types of accounts managed by the portfolio managers;
(m) the nature and quality of the services provided to the Portfolios and Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administration services provided under the Management Agreement; and
(n) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolios’ compliance program; and compliance reports.
The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity and the payment of Rule 12b-1 distribution and service fees by the Portfolios and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Balanced Strategy, Growth and Income Strategy, Growth Strategy, Equity Growth Strategy and Satellite Strategies Portfolios’ Service Shares. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Portfolio shares.
The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual fund portfolios for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present. The Independent Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

Nature, Extent and Quality of the Services Provided Under the Management Agreement
As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Portfolios and the Underlying Funds by the Investment Adviser and its affiliates. The Independent Trustees concluded that the Investment Adviser had committed substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser.

Investment Performance
The Trustees also considered the investment performance of the Portfolios, Underlying Funds and the Investment Adviser. In this regard, they compared the investment performance of each Portfolio to the performance of other similar SEC-registered funds and to rankings and ratings compiled by the Outside Data Provider. This information on each Portfolio’s investment performance relative to that of its peers was provided for the one-, three-, five- and ten-year periods ended December 31, 2009, to the extent that each Portfolio had been in existence for those periods. The Trustees also reviewed each Portfolio’s investment performance over time on a year-by-year basis relative to its performance benchmark. In addition, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions. The Trustees considered whether each Portfolio had operated within its investment policies and had complied with its investment limitations.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s Chief Investment Officer and portfolio management personnel, in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Portfolios’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.
The Independent Trustees noted the Portfolios’ recent strong performance following certain challenges in 2007 and 2008. They noted that in response to challenging performance in 2007 and 2008, the Investment Adviser took a number of steps intended to improve Portfolio performance (which included among other things the addition of certain new Underlying Funds for broader diversification of return sources), and were encouraged by the progress that has been made following the changes. The Trustees were encouraged by the one year performance of most of the Portfolios, but noted that the Equity Growth Strategy Portfolio and Balanced Strategy Portfolio ranked in the bottom half of their respective peer groups for the one-year period ended December 31, 2009. The Trustees concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders.

Costs of Services Provided and Competitive Information
The Trustees considered the contractual fee rates payable by each Portfolio under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.
In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fees to those of relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five-year history (or, in the case of Portfolios that commenced investment operations within a shorter period, since the year in which it commenced operations), comparing each Portfolio’s expenses to the peer and category averages. The analyses also compared each Portfolio’s transfer agency fees, custody and accounting fees, distribution fees, other expenses and fee waivers/reimbursements to those of other funds in the peer group and the peer group median. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.
In addition, the Trustees considered the Investment Adviser’s undertakings to limit the Portfolios’ and Underlying Funds’ “other expenses” ratios (excluding certain expenses) to certain specified levels, and to waive portions of management fees paid by certain Underlying Funds. They also noted that the Investment Adviser did not manage institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Portfolios, and therefore this type of fee comparison was not possible.
In addition, the Trustees noted that shareholders are able to redeem their Portfolio shares at any time if they believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Profitability
The Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Portfolios. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service) and the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Portfolio were provided for 2009 and 2008, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale
The Trustees considered the information that had been provided regarding the Investment Adviser’s profitability and the rationale for certain Underlying Funds’ breakpoint structures. The Trustees noted that the Portfolios themselves do not have

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

breakpoints, but that the benefits of the fee breakpoints on certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amount of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to limit “other expenses” of the Portfolios and Underlying Funds to certain amounts. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds, and concluded that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates
The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman, Sachs & Co. (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned throughout the year by Goldman Sachs Agency Lending, an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the portfolio in which those Underlying Funds’ cash collateral is (or was) invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; and (j) the Investment Adviser’s ability to leverage relationships with the Portfolios’ and Underlying Funds’ third party service providers to attract more firmwide business. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of the fall-out benefits. In looking at the benefits to Goldman Sachs Agency Lending and the Investment Adviser from the securities lending program, they noted that those participating Underlying Funds also benefited from the securities lending program.

Other Benefits to the Portfolios and Their Shareholders
The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages gained from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios and Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary databases); and (h) the Portfolios’ access to certain affiliated distribution channels. The Trustees noted the competitive nature of the mutual fund marketplace, and noted further that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion
In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees concluded that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2011.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Portfolio Expenses — Six Month Period Ended June 30, 2010 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of a Portfolio you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Strategy Portfolio				Equity Growth Strategy Portfolio				Growth and Income Strategy Portfolio				Growth Strategy Portfolio				Income Strategies Portfolio				Satellite Strategies Portfolio
				Expenses				Expenses				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	1/1/10	6/30/10		6/30/10*	1/1/10	6/30/10		6/30/10*	1/1/10	6/30/10		6/30/10*	1/1/10	6/30/10		6/30/10*	1/1/10	6/30/10		6/30/10*	1/1/10	6/30/10		6/30/10*
Class A
Actual	$1,000.00	$975.20		$2.89	$1,000.00	$905.30		$2.79	$1,000.00	$949.70		$2.85	$1,000.00	$923.00		$2.81	$1,000.00	$994.50		$2.82	$1,000.00	$976.70		$2.79
Hypothetical 5% return	1,000.00	1,021.87	+	2.96	1,000.00	1,021.87	+	2.96	1,000.00	1,021.87	+	2.96	1,000.00	1,021.87	+	2.96	1,000.00	1,021.97	+	2.86	1,000.00	1,021.97	+	2.86

Class B
Actual	1,000.00	971.40		6.55	1,000.00	901.80		6.32	1,000.00	946.90		6.47	1,000.00	919.30		6.38	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15	+	6.71	N/A	N/A		N/A	N/A	N/A		N/A

Class C
Actual	1,000.00	971.40		6.55	1,000.00	901.40		6.32	1,000.00	946.80		6.47	1,000.00	918.60		6.37	1,000.00	990.80		6.52	1,000.00	973.30		6.46
Hypothetical 5% return	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15	+	6.71	1,000.00	1,018.15	+	6.71	1,000.00	1,018.25	+	6.61	1,000.00	1,018.25	+	6.61

Institutional
Actual	1,000.00	977.20		0.93	1,000.00	907.20		0.90	1,000.00	951.80		0.92	1,000.00	924.20		0.91	1,000.00	997.80		0.84	1,000.00	978.60		0.83
Hypothetical 5% return	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.95	+	0.85	1,000.00	1,023.95	+	0.85

Service
Actual	1,000.00	975.80		3.38	1,000.00	904.30		3.26	1,000.00	950.10		3.34	1,000.00	921.80		3.29	N/A	N/A		N/A	1,000.00	976.20		3.28
Hypothetical 5% return	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	N/A	N/A		N/A	1,000.00	1,021.47	+	3.36

Class IR
Actual	1,000.00	976.50		1.67	1,000.00	906.50		1.61	1,000.00	951.00		1.64	1,000.00	923.40		1.62	1,000.00	995.90		1.58	1,000.00	976.60		1.57
Hypothetical 5% return	1,000.00	1,023.11	+	1.71	1,000.00	1,023.11	+	1.71	1,000.00	1,023.11	+	1.71	1,000.00	1,023.11	+	1.71	1,000.00	1,023.21	+	1.61	1,000.00	1,023.21	+	1.61

Class R
Actual	1,000.00	974.60		4.11	1,000.00	904.10		3.97	1,000.00	948.80		4.06	1,000.00	921.70		4.00	1,000.00	993.40		4.05	1,000.00	975.70		4.02
Hypothetical 5% return	1,000.00	1,020.63	+	4.21	1,000.00	1,020.63	+	4.21	1,000.00	1,020.63	+	4.21	1,000.00	1,020.63	+	4.21	1,000.00	1,020.73	+	4.11	1,000.00	1,020.73	+	4.11

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Balanced Strategy	0.59%	1.34%	1.34%	0.19%	0.69%	0.34%	0.84%
Equity Growth Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Growth and Income Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Growth Strategy	0.59	1.34	1.34	0.19	0.69	0.34	0.84
Income Strategies	0.57	N/A	1.32	0.17	N/A	0.32	0.82
Satellite Strategies	0.57	N/A	1.32	0.17	0.67	0.32	0.82

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $677 billion in assets under management as of June 30, 2010 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2] ■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund

Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund

Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund

Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International
Tax-Managed Equity Fund
■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and Premium Fund

■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2009 year-end assets. Ranked 9th in Total Assets Worldwide. Pensions&Investments, June 2010.

[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates. The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke* John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker Joseph P. LoRusso* James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

* Effective August 19, 2010

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

A summary prospectus, if available, and/or a Prospectus for a Fund containing more information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550) for the Goldman Sachs Funds. Please consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing. The summary prospectus, if available, and the Prospectus contains this and other information about a Fund.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Economic and market forecasts presented herein reflect our judgement as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund.

Copyright 2010 Goldman, Sachs & Co. All rights reserved. 39494.MF.TMPL FFSAR10 / 175K / 08-10

ITEM 2.	CODE OF ETHICS.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.		INVESTMENTS.

	(a)	Schedules of Investments are included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

	(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)		Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 30, 2010

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	August 30, 2010